UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09815

the arbitrage funds

(exact name of registrant as specified in charter)

41 Madison Avenue, 42nd Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

John S. Orrico

Water Island Capital, LLC

41 Madison Avenue

42nd Floor

New York, NY 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-295-4485

Date of fiscal year end:      May 31

Date of reporting period:   November 30, 2024

Item 1.    Reports to Stockholders.

(a)          Report pursuant to Rule 30e-1.

TABLE OF CONTENTS

Arbitrage Fund Class A - ARGAX

Arbitrage Fund Class C - ARBCX

Arbitrage Fund Class I - ARBNX

Arbitrage Fund Class R - ARBFX

Water Island Credit Opportunities Fund Class A - AGCAX

Water Island Credit Opportunities Fund Class I - ACFIX

Water Island Credit Opportunities Fund Class R - ARCFX

Water Island Event-Driven Fund Class A - AGEAX

Water Island Event-Driven Fund Class I - AEDNX

Water Island Event-Driven Fund Class R - AEDFX

Class A: ARGAX

Arbitrage Fund

Semi-Annual Shareholder Report

November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Arbitrage Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/arbitrage. You can also request this information by contacting us at 1-800-295-4485.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$79	1.56%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$929,897,297
Number of Portfolio Holdings	78
Portfolio Turnover RateFootnote Reference**	80%
Footnote	Description
Footnote**	Not annualized

What did the Fund invest in?

The Fund invested primarily in the equity securities of companies involved in publicly announced mergers and acquisitions.

Sector Weighting (% of Total Investments)

Value	Value
Consumer, Non-cyclical	23.53%
Technology	18.50%
Telecommunication Services	13.07%
Energy	9.94%
Industrials	9.63%
Consumer, Cyclical	7.87%
Financials	6.69%
Funds	5.99%
Materials	4.78%

Region Weighting (% of Total Investments)

Value	Value
Americas	92.98%
EMEA	7.02%

Changes in or Disagreements with Accountants

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.arbitragefunds.com/arbitrage.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-800-295-4485, or contact your financial intermediary.

The Arbitrage Fund is distributed by ALPS Distributors, Inc, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Class A:

ARGAX

Arbitrage Fund

Semi-Annual Shareholder Report

November 30, 2024

Class C: ARBCX

Arbitrage Fund

Semi-Annual Shareholder Report

November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Arbitrage Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/arbitrage. You can also request this information by contacting us at 1-800-295-4485.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$117	2.31%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$929,897,297
Number of Portfolio Holdings	78
Portfolio Turnover RateFootnote Reference**	80%
Footnote	Description
Footnote**	Not annualized

What did the Fund invest in?

The Fund invested primarily in the equity securities of companies involved in publicly announced mergers and acquisitions.

Sector Weighting (% of Total Investments)

Value	Value
Consumer, Non-cyclical	23.53%
Technology	18.50%
Telecommunication Services	13.07%
Energy	9.94%
Industrials	9.63%
Consumer, Cyclical	7.87%
Financials	6.69%
Funds	5.99%
Materials	4.78%

Region Weighting (% of Total Investments)

Value	Value
Americas	92.98%
EMEA	7.02%

Changes in or Disagreements with Accountants

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.arbitragefunds.com/arbitrage.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-800-295-4485, or contact your financial intermediary.

The Arbitrage Fund is distributed by ALPS Distributors, Inc, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Class C:

ARBCX

Arbitrage Fund

Semi-Annual Shareholder Report

November 30, 2024

Class I: ARBNX

Arbitrage Fund

Semi-Annual Shareholder Report

November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Arbitrage Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/arbitrage. You can also request this information by contacting us at 1-800-295-4485.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$67	1.31%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$929,897,297
Number of Portfolio Holdings	78
Portfolio Turnover RateFootnote Reference**	80%
Footnote	Description
Footnote**	Not annualized

What did the Fund invest in?

The Fund invested primarily in the equity securities of companies involved in publicly announced mergers and acquisitions.

Sector Weighting (% of Total Investments)

Value	Value
Consumer, Non-cyclical	23.53%
Technology	18.50%
Telecommunication Services	13.07%
Energy	9.94%
Industrials	9.63%
Consumer, Cyclical	7.87%
Financials	6.69%
Funds	5.99%
Materials	4.78%

Region Weighting (% of Total Investments)

Value	Value
Americas	92.98%
EMEA	7.02%

Changes in or Disagreements with Accountants

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.arbitragefunds.com/arbitrage.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-800-295-4485, or contact your financial intermediary.

The Arbitrage Fund is distributed by ALPS Distributors, Inc, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Class I:

ARBNX

Arbitrage Fund

Semi-Annual Shareholder Report

November 30, 2024

Class R: ARBFX

Arbitrage Fund

Semi-Annual Shareholder Report

November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Arbitrage Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/arbitrage. You can also request this information by contacting us at 1-800-295-4485.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$79	1.56%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$929,897,297
Number of Portfolio Holdings	78
Portfolio Turnover RateFootnote Reference**	80%
Footnote	Description
Footnote**	Not annualized

What did the Fund invest in?

The Fund invested primarily in the equity securities of companies involved in publicly announced mergers and acquisitions.

Sector Weighting (% of Total Investments)

Value	Value
Consumer, Non-cyclical	23.53%
Technology	18.50%
Telecommunication Services	13.07%
Energy	9.94%
Industrials	9.63%
Consumer, Cyclical	7.87%
Financials	6.69%
Funds	5.99%
Materials	4.78%

Region Weighting (% of Total Investments)

Value	Value
Americas	92.98%
EMEA	7.02%

Changes in or Disagreements with Accountants

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.arbitragefunds.com/arbitrage.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-800-295-4485, or contact your financial intermediary.

The Arbitrage Fund is distributed by ALPS Distributors, Inc, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Class R:

ARBFX

Arbitrage Fund

Semi-Annual Shareholder Report

November 30, 2024

Class A: AGCAX

Water Island Credit Opportunities Fund

Semi-Annual Shareholder Report

November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Water Island Credit Opportunities Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-credit-opportunities. You can also request this information by contacting us at 1-800-295-4485.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$64	1.25%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$146,781,298
Number of Portfolio Holdings	83
Portfolio Turnover RateFootnote Reference**	67%
Footnote	Description
Footnote**	Not annualized

What did the Fund invest in?

The Fund invested primarily in the debt securities of companies involved in announced corporate events or companies expected to undergo a corporate event.

Sector Weighting (% of Total Investments)

Value	Value
Consumer, Non-cyclical	28.46%
Technology	26.37%
Telecommunication Services	17.87%
Industrials	16.53%
Consumer, Cyclical	4.51%
Financials	4.48%
Materials	1.76%
Energy	0.02%

Region Weighting (% of Total Investments)

Value	Value
Americas	99.70%
EMEA	0.30%

Changes in or Disagreements with Accountants

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.arbitragefunds.com/water-island-credit-opportunities.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-800-295-4485, or contact your financial intermediary.

The Water Island Credit Opportunities Fund is distributed by ALPS Distributors, Inc, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Class A:

AGCAX

Water Island Credit Opportunities Fund

Semi-Annual Shareholder Report

November 30, 2024

Class I: ACFIX

Water Island Credit Opportunities Fund

Semi-Annual Shareholder Report

November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Water Island Credit Opportunities Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-credit-opportunities. You can also request this information by contacting us at 1-800-295-4485.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$50	0.99%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$146,781,298
Number of Portfolio Holdings	83
Portfolio Turnover RateFootnote Reference**	67%
Footnote	Description
Footnote**	Not annualized

What did the Fund invest in?

The Fund invested primarily in the debt securities of companies involved in announced corporate events or companies expected to undergo a corporate event.

Sector Weighting (% of Total Investments)

Value	Value
Consumer, Non-cyclical	28.46%
Technology	26.37%
Telecommunication Services	17.87%
Industrials	16.53%
Consumer, Cyclical	4.51%
Financials	4.48%
Materials	1.76%
Energy	0.02%

Region Weighting (% of Total Investments)

Value	Value
Americas	99.70%
EMEA	0.30%

Changes in or Disagreements with Accountants

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.arbitragefunds.com/water-island-credit-opportunities.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-800-295-4485, or contact your financial intermediary.

The Water Island Credit Opportunities Fund is distributed by ALPS Distributors, Inc, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Class I:

ACFIX

Water Island Credit Opportunities Fund

Semi-Annual Shareholder Report

November 30, 2024

Class R: ARCFX

Water Island Credit Opportunities Fund

Semi-Annual Shareholder Report

November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Water Island Credit Opportunities Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-credit-opportunities. You can also request this information by contacting us at 1-800-295-4485.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$63	1.24%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$146,781,298
Number of Portfolio Holdings	83
Portfolio Turnover RateFootnote Reference**	67%
Footnote	Description
Footnote**	Not annualized

What did the Fund invest in?

The Fund invested primarily in the debt securities of companies involved in announced corporate events or companies expected to undergo a corporate event.

Sector Weighting (% of Total Investments)

Value	Value
Consumer, Non-cyclical	28.46%
Technology	26.37%
Telecommunication Services	17.87%
Industrials	16.53%
Consumer, Cyclical	4.51%
Financials	4.48%
Materials	1.76%
Energy	0.02%

Region Weighting (% of Total Investments)

Value	Value
Americas	99.70%
EMEA	0.30%

Changes in or Disagreements with Accountants

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.arbitragefunds.com/water-island-credit-opportunities.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-800-295-4485, or contact your financial intermediary.

The Water Island Credit Opportunities Fund is distributed by ALPS Distributors, Inc, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Class R:

ARCFX

Water Island Credit Opportunities Fund

Semi-Annual Shareholder Report

November 30, 2024

Class A: AGEAX

Water Island Event-Driven Fund

Semi-Annual Shareholder Report

November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Water Island Event-Driven Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-event-driven. You can also request this information by contacting us at 1-800-295-4485.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$87	1.71%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$68,343,395
Number of Portfolio Holdings	110
Portfolio Turnover RateFootnote Reference**	83%
Footnote	Description
Footnote**	Not annualized

What did the Fund invest in?

The Fund invested primarily in the equity and debt securities and debt-like instruments of companies involved in announced corporate events or companies expected to undergo a corporate event.

Sector Weighting (% of Total Investments)

Value	Value
Consumer, Non-cyclical	23.24%
Technology	18.87%
Telecommunication Services	16.38%
Energy	13.37%
Consumer, Cyclical	10.98%
Materials	6.61%
Industrials	5.37%
Financials	5.18%

Region Weighting (% of Total Investments)

Value	Value
Americas	96.01%
EMEA	3.99%

Changes in or Disagreements with Accountants

On 19 November, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.arbitragefunds.com/water-island-event-driven.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-800-295-4485, or contact your financial intermediary.

The Water Island Event-Driven Fund is distributed by ALPS Distributors, Inc, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Class A:

AGEAX

Water Island Event-Driven Fund

Semi-Annual Shareholder Report

November 30, 2024

Class I: AEDNX

Water Island Event-Driven Fund

Semi-Annual Shareholder Report

November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Water Island Event-Driven Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-event-driven. You can also request this information by contacting us at 1-800-295-4485.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$74	1.46%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$68,343,395
Number of Portfolio Holdings	110
Portfolio Turnover RateFootnote Reference**	83%
Footnote	Description
Footnote**	Not annualized

What did the Fund invest in?

The Fund invested primarily in the equity and debt securities and debt-like instruments of companies involved in announced corporate events or companies expected to undergo a corporate event.

Sector Weighting (% of Total Investments)

Value	Value
Consumer, Non-cyclical	23.24%
Technology	18.87%
Telecommunication Services	16.38%
Energy	13.37%
Consumer, Cyclical	10.98%
Materials	6.61%
Industrials	5.37%
Financials	5.18%

Region Weighting (% of Total Investments)

Value	Value
Americas	96.01%
EMEA	3.99%

Changes in or Disagreements with Accountants

On 19 November, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.arbitragefunds.com/water-island-event-driven.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-800-295-4485, or contact your financial intermediary.

The Water Island Event-Driven Fund is distributed by ALPS Distributors, Inc, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Class I:

AEDNX

Water Island Event-Driven Fund

Semi-Annual Shareholder Report

November 30, 2024

Class R: AEDFX

Water Island Event-Driven Fund

Semi-Annual Shareholder Report

November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Water Island Event-Driven Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-event-driven. You can also request this information by contacting us at 1-800-295-4485.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$87	1.71%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$68,343,395
Number of Portfolio Holdings	110
Portfolio Turnover RateFootnote Reference**	83%
Footnote	Description
Footnote**	Not annualized

What did the Fund invest in?

The Fund invested primarily in the equity and debt securities and debt-like instruments of companies involved in announced corporate events or companies expected to undergo a corporate event.

Sector Weighting (% of Total Investments)

Value	Value
Consumer, Non-cyclical	23.24%
Technology	18.87%
Telecommunication Services	16.38%
Energy	13.37%
Consumer, Cyclical	10.98%
Materials	6.61%
Industrials	5.37%
Financials	5.18%

Region Weighting (% of Total Investments)

Value	Value
Americas	96.01%
EMEA	3.99%

Changes in or Disagreements with Accountants

On 19 November, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.arbitragefunds.com/water-island-event-driven.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-800-295-4485, or contact your financial intermediary.

The Water Island Event-Driven Fund is distributed by ALPS Distributors, Inc, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Class R:

AEDFX

Water Island Event-Driven Fund

Semi-Annual Shareholder Report

November 30, 2024

(b)         Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.    Code of Ethics.

Not applicable to semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Investments.

(a)                The Schedule of Investments is included as part of the registrant’s Financial Statements filed under Item 7(a) of this Form.

(b)                Not applicable.

Item 7.    Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Semi-Annual Financial Statements and Additional Information

November 30, 2024

Arbitrage Fund

Water Island Event-Driven Fund

Water Island Credit Opportunities Fund

Arbitrage Fund  Portfolio of Investments

November 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 71.05%
Aerospace & Defense - 0.50%
Barnes Group, Inc.	99,802	$4,674,726
Beverages - 1.28%
Britvic PLC	723,000	11,887,810
Biotechnology - 1.25%
Avid Bioservices, Inc.(a)	948,000	11,641,440
Chemicals - 0.95%
Arcadium Lithium PLC(a)(b)	1,674,000	8,788,500
Construction Materials - 1.00%
Summit Materials, Inc., Class A(a)	182,000	9,271,080
Diversified Financial Services - 0.99%
CI Financial Corp.	414,000	9,180,945
Entertainment - 3.22%
Everi Holdings, Inc.(a)(b)	2,220,000	29,903,400
Food - 7.63%
Albertsons Cos., Inc., Class A	1,648,503	32,722,784
Kellanova(b)	469,807	38,190,611
		70,913,395
Healthcare - Services - 7.26%
Amedisys, Inc.(a)	470,231	42,983,816
Catalent, Inc.(a)	402,010	24,566,831
		67,550,647
Home Furnishings - 3.05%
Vizio Holding Corp., Class A(a)	2,489,779	28,358,583
Insurance - 1.06%
Enstar Group Ltd.(a)(b)	30,452	9,887,764
Iron/Steel - 2.86%
U.S. Steel Corp.(b)(c)	652,848	26,616,613
Media - 5.06%
Endeavor Group Holdings, Inc., Class A(b)	1,081,507	32,845,368
Paramount Global, Class B(b)	1,306,206	14,172,335
		47,017,703
Oil & Gas - 5.02%
Hess Corp.(b)	317,244	46,691,863
Oil & Gas Services - 2.53%
ChampionX Corp.(b)	760,997	23,552,857

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2024

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 71.05% (Continued)
Packaging & Containers - 4.59%
Berry Global Group, Inc.	130,000	$9,400,300
DS Smith PLC	4,485,149	33,300,185
		42,700,485
Pharmaceuticals - 0.62%
Revance Therapeutics, Inc.(a)	1,592,000	5,747,120
Pipelines - 0.18%
EnLink Midstream LLC(a)	104,700	1,676,247
Real Estate - 1.77%
McGrath RentCorp	135,349	16,492,276
Real Estate Investment Trusts - 1.51%
Retail Opportunity Investments Corp.(b)	804,000	13,989,600
Software - 12.88%
Altair Engineering, Inc., Class A(a)(b)	88,000	9,293,680
ANSYS, Inc.(a)	88,951	31,230,696
HashiCorp, Inc., Class A(a)(b)	910,446	30,609,194
Matterport, Inc.(a)	2,400,000	11,424,000
Smartsheet, Inc., Class A(a)	333,880	18,680,586
Zuora, Inc., Class A(a)	1,867,657	18,545,834
		119,783,990
Telecommunications - 5.35%
Frontier Communications Parent, Inc.(a)(b)(c)	509,400	17,732,214
GCI Liberty, Inc.(a)(d)	660,966	—
Juniper Networks, Inc.(b)	629,172	22,599,858
Spirent Communications PLC(a)	4,316,000	9,423,509
		49,755,581
Transportation - 0.49%
Air Transport Services Group, Inc.(a)(b)	208,413	4,576,749
TOTAL COMMON STOCKS (Cost $658,785,602)		660,659,374
RIGHTS(a) - 0.66%
Bristol-Myers Squibb Co. CVR(d)(e)	857,631	643,223
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029(d)(e)	1,669,338	728,499
Contra Abiomed, Inc. CVR, Expires 12/31/2030(d)(e)	163,650	286,388
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2024(d)(e)	1,150,652	92,052

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

	Shares	Value
RIGHTS(a) - 0.66% (Continued)
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2025(d)(e)	1,150,652	$92,052
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027(d)(e)	313,065	794,402
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027(d)(e)	339,795	1,230,126
Contra Resolute Forest Products, Inc. CVR(d)(e)	803,806	1,284,804
Flexion Therapy CVR, Expires 12/31/2030(d)(e)	1,411,000	729,628
Icosavax, Inc. CVR, Expires 02/19/2030(d)(e)802,494		267,792
TOTAL RIGHTS (Cost $6,086,303)		6,148,966
MUTUAL FUNDS(f) - 4.77%
Water Island Event Driven Fund, Class I	3,718,423	44,360,781
TOTAL MUTUAL FUNDS (Cost $33,261,841)		44,360,781

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.13%
Call Options Purchased - 0.10%
Amcor PLC	04/2025	$12.00	$10,028,200	9,425	$282,750
CoStar Group, Inc.	01/2025	75.00	6,433,994	791	656,530
TOTAL CALL OPTIONS PURCHASED (Cost $824,800)					939,280
Put Options Purchased - 0.03%
Frontier Communications Parent, Inc.	12/2024	32.50	12,322,740	3,540	35,400
Longboard Pharmaceuticals, Inc.
	02/2025	40.00	1,703,432	284	0
	02/2025	45.00	599,800	100	0
	02/2025	50.00	449,850	75	375
U.S. Steel Corp.	12/2024	35.00	4,395,006	1,078	204,820
TOTAL PUT OPTIONS PURCHASED (Cost $559,617)					240,595
TOTAL PURCHASED OPTIONS (Cost $1,384,417)					1,179,875

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2024

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 22.54%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	4.579	%(g)	104,823,439	$104,823,439
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.710	%(g)	104,823,439	104,823,439
				209,646,878
TOTAL SHORT-TERM INVESTMENTS (Cost $209,646,878)				209,646,878
Total Investments - 99.15% (Cost $909,165,041)				921,995,874
Other Assets in Excess of Liabilities - 0.85%(h)				7,901,423
NET ASSETS - 100.00%				$929,897,297

Portfolio Footnotes

(a)  Non-income-producing security.

(b)  Security, or a portion of security, is being held as collateral for swaps, short sales, written option contracts or forward foreign currency exchange contracts. At November 30, 2024, the aggregate fair market value of those securities was $134,646,350, representing 14.48% of net assets.

(c)  Underlying security for a written/purchased call/put option.

(d)  Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of November 30, 2024, the total fair market value of these securities was $6,148,966, representing 0.66% of net assets.

(e)  Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,148,966 or 0.66% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Bristol-Myers Squibb Co. CVR	11/20/2020	$1,185,787
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029	03/07/2023	617,655
Contra Abiomed, Inc. CVR, Expires 12/31/2030	12/21/2022	166,923
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2024	11/23/2021	69,039
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2025	11/23/2021	69,039
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027	03/03/2023	673,090
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027	02/23/2023	1,039,773
Contra Resolute Forest Products, Inc. CVR	03/01/2023	1,141,404
Flexion Therapy CVR, Expires 12/31/2030	11/22/2021	874,820
Icosavax, Inc. CVR, Expires 02/19/2030	02/21/2024	248,773
Total		$6,086,303

(f)  Affiliated investment.

(g)  Rate shown is the 7-day effective yield as of November 30, 2024.

(h)  Includes cash held as collateral for short sales.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (3.80%)
Packaging & Containers - (1.08%)
Amcor PLC	(942,500)	$(10,028,200)
Pipelines - (0.18%)
ONEOK, Inc.	(14,820)	(1,683,552)
Real Estate - (0.70%)
CoStar Group, Inc.	(79,462)	(6,463,439)
Software - (1.84%)
Synopsys, Inc.	(30,688)	(17,138,941)
TOTAL SECURITIES SOLD SHORT (Proceeds $33,867,721)		$(35,314,132)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Schlumberger NV	Received 1 Month- Federal Rate Minus 40bps (4.180%)	10/31/2025	$—	$—	$1,450,107	USD	26,051,542	$1,450,107
Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Chevron Corp.	Received 1 Month- Federal Rate Minus 40bps (4.180%)	10/31/2025	$—	$—	$(2,988,318)	USD	49,667,108	$(2,988,318)
Morgan Stanley & Co./ Upon Termination	International Paper Co.	Received 1 Month- Federal Rate Minus 40bps (4.180%)	10/31/2025	—	—	(6,677,737)	USD	27,228,463	(6,677,737)
						$(9,666,055)			$(9,666,055)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2024

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	19,548,468	CAD	26,509,900	Morgan Stanley & Co.	12/16/2024	$605,411
GBP	178,500	USD	224,695	Morgan Stanley & Co.	12/16/2024	2,818
USD	44,342,595	GBP	33,902,600	Morgan Stanley & Co.	12/16/2024	1,130,848
						$1,739,077
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	26,509,900	USD	19,346,640	Morgan Stanley & Co.	12/16/2024	$(403,583)
USD	9,531,792	CAD	13,413,600	Morgan Stanley & Co.	12/16/2024	(53,103)
GBP	17,382,900	USD	22,781,149	Morgan Stanley & Co.	12/16/2024	(625,165)
USD	520,167	GBP	411,800	Morgan Stanley & Co.	12/16/2024	(4,706)
						$(1,086,557)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	90.28%
United Kingdom	5.87%
Bermuda	1.06%
Canada	0.99%
Jersey	0.95%
Other Assets in Excess of Liabilities	0.85%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CVR - Contingent Value Rights

GBP - British pound

LLC - Limited Liability Company

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company

USD - United States Dollar

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

The following table summarizes the Arbitrage Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of November 30, 2024:

Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$4,674,726	$—	$—	$4,674,726
Beverages	11,887,810	—	—	11,887,810
Biotechnology	11,641,440	—	—	11,641,440
Chemicals	8,788,500	—	—	8,788,500
Construction Materials	9,271,080	—	—	9,271,080
Diversified Financial Services	9,180,945	—	—	9,180,945
Entertainment	29,903,400	—	—	29,903,400
Food	70,913,395	—	—	70,913,395
Healthcare - Services	67,550,647	—	—	67,550,647
Home Furnishings	28,358,583	—	—	28,358,583
Insurance	9,887,764	—	—	9,887,764
Iron/Steel	26,616,613	—	—	26,616,613
Media	47,017,703	—	—	47,017,703
Oil & Gas	46,691,863	—	—	46,691,863
Oil & Gas Services	23,552,857	—	—	23,552,857
Packaging & Containers	42,700,485	—	—	42,700,485
Pharmaceuticals	5,747,120	—	—	5,747,120
Pipelines	1,676,247	—	—	1,676,247
Real Estate	16,492,276	—	—	16,492,276
Real Estate Investment Trusts	13,989,600	—	—	13,989,600
Software	119,783,990	—	—	119,783,990
Telecommunications	49,755,581	—	0	49,755,581
Transportation	4,576,749	—	—	4,576,749
Rights	—	—	6,148,966	6,148,966
Mutual Funds	44,360,781	—	—	44,360,781
Purchased Options	1,179,875	—	—	1,179,875
Short-Term Investments	209,646,878	—	—	209,646,878
TOTAL	$915,846,908	$—	$6,148,966	$921,995,874
Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,739,077	$—	$1,739,077
Equity Swaps	1,450,107	—	—	1,450,107
Liabilities
Common Stocks**	(35,314,132)	—	—	(35,314,132)
Forward Foreign Currency Exchange Contracts	—	(1,086,557)	—	(1,086,557)
Equity Swaps	(9,666,055)	—	—	(9,666,055)
TOTAL	$(43,530,080)	$652,520	$—	$(42,877,560)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2024

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

*  Refer to Note 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended November 30, 2024:

Investments in Securities	Balance as of May 31, 2024	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2024	Net change in Unrealized Appreciation (Depreciation) from investments still held as of November 30, 2024
Common Stocks	$0	$—	$0	$—	$—	$—	$—	$0	$0
Rights	6,900,579	—	(751,613)	—	—	—	—	6,148,966	(751,613)
Total	$6,900,579	$—	$(751,613)	$—	$—	$—	$—	$6,148,966	$(751,613)

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of November 30, 2024:

Investments in Securities	Fair Value at November 30, 2024	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Common Stocks	$0	Worthless	N/A	N/A	N/A
Rights	$6,148,966	Discounted, probability adjusted value, Broker Quote	Discount Rate, Probability, Broker Quote	10%, 10.98%-65%, $.75-$1.75	10%,39.21%, $1.06

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio of Investments

November 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 71.62%
Aerospace & Defense - 1.52%
Barnes Group, Inc.	22,103	$1,035,305
Biotechnology - 1.96%
Avid Bioservices, Inc.(a)	109,124	1,340,043
Chemicals - 1.45%
Arcadium Lithium PLC(a)(b)	188,761	990,995
Coal - 1.05%
Arch Resources, Inc.	4,186	719,657
Construction Materials - 0.99%
Summit Materials, Inc., Class A(a)	13,224	673,631
Diversified Financial Services - 1.48%
CI Financial Corp.	45,443	1,007,753
Entertainment - 2.38%
Cineplex, Inc.(a)	13,782	107,389
Everi Holdings, Inc.(a)	112,723	1,518,379
		1,625,768
Food - 7.10%
Albertsons Cos., Inc., Class A(b)	91,621	1,818,677
Kellanova(b)	37,349	3,036,100
		4,854,777
Healthcare - Services - 8.64%
Amedisys, Inc.(a)	40,122	3,667,552
Catalent, Inc.(a)	36,661	2,240,354
		5,907,906
Home Furnishings - 3.44%
Vizio Holding Corp., Class A(a)	206,496	2,351,989
Insurance - 1.53%
Enstar Group Ltd.(a)	3,222	1,046,183
Iron/Steel - 3.49%
U.S. Steel Corp.(b)(c)	58,449	2,382,966
Media - 3.94%
Endeavor Group Holdings, Inc., Class A(b)	66,527	2,020,425
Paramount Global, Class B(b)	62,016	672,874
		2,693,299
Oil & Gas - 6.01%
Hess Corp.(b)	27,891	4,105,007

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2024

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 71.62% (Continued)
Oil & Gas Services - 4.33%
ChampionX Corp.(b)	95,671	$2,961,017
Packaging & Containers - 1.00%
DS Smith PLC	91,912	682,405
Pharmaceuticals - 1.43%
Bayer AG	12,589	258,305
Revance Therapeutics, Inc.(a)	199,214	719,163
		977,468
Real Estate - 1.82%
McGrath RentCorp	10,200	1,242,870
Software - 10.87%
ANSYS, Inc.(a)	5,647	1,982,662
HashiCorp, Inc., Class A(a)(b)	90,369	3,038,206
Smartsheet, Inc., Class A(a)	23,855	1,334,687
Zuora, Inc., Class A(a)(b)	108,012	1,072,559
		7,428,114
Telecommunications - 6.81%
Frontier Communications Parent, Inc.(a)(c)	39,085	1,360,549
Juniper Networks, Inc.(b)	72,661	2,609,983
Spirent Communications PLC(a)	314,105	685,813
		4,656,345
Transportation - 0.38%
Air Transport Services Group, Inc.(a)	11,940	262,202
TOTAL COMMON STOCKS (Cost $50,236,589)		48,945,700
RIGHTS(a) - 0.71%
Bristol-Myers Squibb Co. CVR(d)(e)	67,803	50,852
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029(d)(e)	154,954	67,622
Contra Abiomed, Inc. CVR, Expires 12/31/2030(d)(e)	13,890	24,308
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027(d)(e)	34,047	86,394
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027(d)(e)	39,632	143,476
Contra Resolute Forest Products, Inc. CVR(d)(e)	68,936	110,187
TOTAL RIGHTS (Cost $474,646)		482,839

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 13.86%
Aerospace & Defense - 1.12%
Spirit AeroSystems, Inc.(f)	11/15/2030	9.750%	$690,000	$766,522
Chemicals - 0.20%
LSF11 A5 HoldCo LLC(f)	10/15/2029	6.625%	135,000	139,417
Computers & Computer Services - 0.45%
NCR Voyix Corp.(f)	10/01/2028	5.000%	314,000	303,582
Entertainment - 4.40%
Cineplex, Inc.(f)	03/31/2029	7.625%	752,000	560,583
Everi Holdings, Inc.(f)	07/15/2029	5.000%	2,461,000	2,447,497
				3,008,080
Healthcare - Products - 1.21%
Bausch & Lomb Corp.(f)	10/01/2028	8.375%	790,000	825,720
Healthcare - Services - 1.23%
Select Medical Corp.(f)	08/15/2026	6.250%	834,000	843,118
Software - 3.52%
Alteryx, Inc.(f)	03/15/2028	8.750%	2,361,000	2,407,465
Telecommunications - 1.73%
Frontier Communications Holdings LLC(f)	05/15/2030	8.750%	1,110,000	1,182,677
TOTAL CORPORATE BONDS (Cost $9,462,939)				9,476,581
CONVERTIBLE CORPORATE BONDS - 3.80%
Internet - 2.77%
TechTarget, Inc.(g)	12/15/2026	1.692%	1,930,000	1,893,330
Software - 1.03%
DigitalOcean Holdings, Inc.(g)	12/01/2026	5.882%	795,000	702,939
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,574,423)				2,596,269

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2024

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.05%
Call Options Purchased - 0.02%
Bausch & Lomb Corp.	02/2025	$20.00	$97,118	49	$7,105
DigitalOcean Holdings, Inc.	02/2025	42.50	198,016	52	9,360
TOTAL CALL OPTIONS PURCHASED (Cost $16,418)					16,465
Put Options Purchased - 0.03%
Frontier Communications Parent, Inc.	12/2024	32.50	692,719	199	1,990
U.S. Steel Corp.	12/2024	35.00	391,392	96	18,240
TOTAL PUT OPTIONS PURCHASED (Cost $46,220)					20,230
TOTAL PURCHASED OPTIONS (Cost $62,638)					36,695

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 8.08%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	4.579	%(h)	2,760,107	$2,760,107
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.710	%(h)	2,760,108	2,760,108
				5,520,215
TOTAL SHORT-TERM INVESTMENTS (Cost $5,520,215)				5,520,215
Total Investments - 98.12% (Cost $68,331,450)				67,058,299
Other Assets in Excess of Liabilities - 1.88%(i)				1,285,096
NET ASSETS - 100.00%				$68,343,395

Portfolio Footnotes

(a)  Non-income-producing security.

(b)  Security, or a portion of security, is being held as collateral for swaps, short sales or forward foreign currency exchange contracts. At November 30, 2024, the aggregate fair market value of those securities was $11,851,250, representing 17.34% of net assets.

(c)  Underlying security for a written/purchased call/put option.

(d)  Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $482,839 or 0.71% of net assets.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

Restricted Security	Acquisition Date	Acquisition Cost
Bristol-Myers Squibb Co. CVR	11/20/2020	$110,781
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029	03/07/2023	57,333
Contra Abiomed, Inc. CVR, Expires 12/31/2030	12/21/2022	14,168
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027	03/03/2023	73,201
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027	02/23/2023	121,274
Contra Resolute Forest Products, Inc. CVR	03/01/2023	97,889
Total		$474,646

(e)  Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of November 30, 2024, the total fair market value of these securities was $482,839, representing 0.71% of net assets.

(f)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2024, these securities had a total value of $9,476,581 or 13.87% of net assets.

(g)  Represents a zero coupon bond. Interest rate presented is yield to maturity.

(h)  Rate shown is the 7-day effective yield as of November 30, 2024.

(i)  Includes cash held as collateral for short sales.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (3.85%)
Coal - (1.06%)
CONSOL Energy, Inc.	(5,550)	$(725,385)
Forest Products & Paper - (1.02%)
International Paper Co.	(11,811)	(694,841)
Healthcare - Products - (0.06%)
Bausch & Lomb Corp.	(2,228)	(44,159)
Software - (1.71%)
DigitalOcean Holdings, Inc.	(2,020)	(76,922)
Synopsys, Inc.	(1,951)	(1,089,614)
		(1,166,536)
TOTAL SECURITIES SOLD SHORT (Proceeds $2,502,216)		$(2,630,921)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
DigitalOcean Holdings, Inc.	02/2025	$47.50	$(198,016)	(52)	$(4,680)
TOTAL WRITTEN OPTIONS (Premiums received $3,821)					$(4,680)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2024

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Schlumberger NV	Received 1 Month- Federal Rate Minus 40bps (4.180%)	10/31/2025	$—	$—	$142,965	USD	3,235,419	$142,965
Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Chevron Corp.	Received 1 Month- Federal Rate Minus 40bps (4.180%)	10/31/2025	$—	$—	$(134,285)	USD	4,495,455	$(134,285)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	2,459,064	CAD	3,357,200	Morgan Stanley & Co.	12/16/2024	$60,126
EUR	38,400	USD	40,461	Morgan Stanley & Co.	12/16/2024	201
USD	449,702	EUR	405,900	Morgan Stanley & Co.	12/16/2024	19,904
GBP	22,900	USD	28,942	Morgan Stanley & Co.	12/16/2024	247
USD	2,209,992	GBP	1,689,700	Morgan Stanley & Co.	12/16/2024	56,326
						$136,804

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	2,430,600	USD	1,774,380	Morgan Stanley & Co.	12/16/2024	$(37,559)
USD	1,052,323	CAD	1,475,500	Morgan Stanley & Co.	12/16/2024	(2,018)
EUR	136,800	USD	148,410	Morgan Stanley & Co.	12/16/2024	(3,557)
USD	11,539	EUR	11,000	Morgan Stanley & Co.	12/16/2024	(109)
GBP	1,153,800	USD	1,530,395	Morgan Stanley & Co.	12/16/2024	(59,779)
USD	28,894	GBP	22,900	Morgan Stanley & Co.	12/16/2024	(294)
						$(103,316)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	89.09%
Canada	3.67%
United Kingdom	2.00%
Bermuda	1.53%
Jersey	1.45%
Germany	0.38%
Other Assets in Excess of Liabilities	1.88%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CVR - Contingent Value Rights

EUR - Euro

GBP - British pound

LLC - Limited Liability Company

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company

USD - United States Dollar

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2024

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

The following table summarizes the Water Island Event-Driven Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of November 30, 2024:

Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks**	$48,945,700	$—	$—	$48,945,700
Rights	—	—	482,839	482,839
Corporate Bonds**	—	9,476,581	—	9,476,581
Convertible Corporate Bonds**	—	2,596,269	—	2,596,269
Purchased Options	36,695	—	—	36,695
Short-Term Investments	5,520,215	—	—	5,520,215
TOTAL	$54,502,610	$12,072,850	$482,839	$67,058,299
Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$136,804	$—	$136,804
Equity Swaps	142,965	—	—	142,965
Liabilities
Common Stocks**	(2,630,921)	—	—	(2,630,921)
Written Options	(4,680)	—	—	(4,680)
Forward Foreign Currency Exchange Contracts	—	(103,316)	—	(103,316)
Equity Swaps	(134,285)	—	—	(134,285)
TOTAL	$(2,626,921)	$33,488	$—	$(2,593,433)

*  Refer to Note 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended November 30, 2024:

Investments in Securities	Balance as of May 31, 2024	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2024	Net change in Unrealized Appreciation (Depreciation) from investments still held as of November 30, 2024
Rights	$509,882	$—	$(27,043)	$—	$—	$—	$—	$482,839	$(27,043)
Total	$509,882	$—	$(27,043)	$—	$—	$—	$—	$482,839	$(27,043)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of November 30, 2024:

Investments in Securities	Fair Value at November 30, 2024	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Rights	$482,839	Discounted, probability adjusted value, Broker Quote	Discount Rate, Probability, Broker Quote	10%, 20.25%-65%, $.75-$1.75	10%, 45.25%, $1.07

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2024

Water Island Credit Opportunities Fund  Portfolio of Investments

November 30, 2024 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
BANK LOANS - 4.78%
Aerospace & Defense - 1.36%
Spirit Aerosystems, Inc., 2022 Term Loan, Variable Rate, (3 mo. USD SOFR plus 4.50%)	01/15/2027	9.085%	$1,984,810	$2,001,869
Healthcare - Products - 3.42%
Bausch & Lomb Corp., Term Loan(a)	05/10/2027	TBD	5,000,000	5,022,675
TOTAL BANK LOANS (Cost $6,978,126)				7,024,544
CORPORATE BONDS - 38.79%
Aerospace & Defense - 2.20%
Spirit AeroSystems, Inc.(b)(c)	11/15/2030	9.750%	2,911,000	3,233,835
Auto Parts & Equipment - 1.59%
Goodyear Tire & Rubber Co.	05/31/2025	9.500%	2,313,000	2,330,262
Banks - 0.67%
Truist Financial Corp., Variable Rate, (3 mo. USD Term SOFR plus 0.91%)(c)	03/15/2028	5.858%	1,000,000	980,058
Chemicals - 0.20%
LSF11 A5 HoldCo LLC(b)	10/15/2029	6.625%	288,000	297,423
Computers & Computer Services - 0.84%
NCR Voyix Corp.(b)	10/01/2028	5.000%	1,280,000	1,237,532
Entertainment - 2.96%
Cineplex, Inc.(b)	03/31/2029	7.625%	1,557,000	1,160,675
Everi Holdings, Inc.(b)(c)	07/15/2029	5.000%	3,195,000	3,177,470
				4,338,145
Environmental Control - 1.32%
Waste Management, Inc.(b)	01/15/2029	3.875%	2,000,000	1,941,115
Healthcare - Products - 2.35%
Bausch & Lomb Corp.(b)(c)	10/01/2028	8.375%	3,296,000	3,445,029
Healthcare - Services - 6.90%
Catalent Pharma Solutions, Inc.(b)	04/01/2030	3.500%	5,000,000	4,923,349
Select Medical Corp.(b)	08/15/2026	6.250%	3,117,000	3,151,078
Surgery Center Holdings, Inc.(b)(c)	04/15/2032	7.250%	2,000,000	2,055,864
				10,130,291

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 38.79% (Continued)
Internet - 4.35%
Gen Digital, Inc.(b)(c)	04/15/2025	5.000%	$2,907,000	$2,899,075
Getty Images, Inc.(b)	03/01/2027	9.750%	3,500,000	3,490,390
				6,389,465
Iron/Steel - 1.59%
U.S. Steel Corp.	03/01/2029	6.875%	2,300,000	2,325,698
Office/Business Equip - 2.60%
Xerox Holdings Corp.(b)(c)	08/15/2025	5.000%	3,852,000	3,820,511
Oil & Gas - 0.02%
Occidental Petroleum Corp.	09/01/2025	5.875%	30,000	30,112
Software - 4.15%
ACI Worldwide, Inc.(b)	08/15/2026	5.750%	1,064,000	1,064,868
Alteryx, Inc.(b)	03/15/2028	8.750%	4,194,000	4,276,538
PTC, Inc.(b)(c)	02/15/2025	3.625%	750,000	746,643
				6,088,049
Telecommunications - 3.67%
Altice France Holding SA(b)	05/15/2027	10.500%	1,550,000	443,813
Frontier Communications Holdings LLC(b)(c)	05/15/2030	8.750%	4,643,000	4,947,001
				5,390,814
Transportation - 3.38%
Cargo Aircraft Management, Inc.(b)	02/01/2028	4.750%	5,000,000	4,957,136
TOTAL CORPORATE BONDS (Cost $58,071,570)				56,935,475
CONVERTIBLE CORPORATE BONDS - 44.50%
Auto Manufacturers - 0.02%
Lightning eMotors, Inc.(b)(d)(e)(f)	05/15/2024	7.500%	973,000	29,190
Biotechnology - 1.94%
Halozyme Therapeutics, Inc.	03/01/2027	0.250%	3,000,000	2,847,900
Commercial Services - 1.90%
Repay Holdings Corp.(b)(g)	02/01/2026	6.448%	3,000,000	2,781,000
Computers & Computer Services - 1.59%
Rapid7, Inc.(c)	03/15/2027	0.250%	2,500,000	2,331,250
Diversified Financial Services - 3.17%
WisdomTree, Inc.	06/15/2026	3.250%	1,500,000	1,765,252
WisdomTree, Inc.(b)	08/15/2029	3.250%	2,500,000	2,891,605
				4,656,857

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2024

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 44.50% (Continued)
Healthcare - Products - 3.04%
Insulet Corp.	09/01/2026	0.375%	$3,500,000	$4,463,086
Internet - 7.80%
Spotify USA, Inc.(g)	03/15/2026	2.786%	3,500,000	3,812,550
TechTarget, Inc.(g)	12/15/2026	1.590%	3,973,000	3,897,513
Uber Technologies, Inc.(g)(h)	12/15/2025	0.000%	3,500,000	3,738,831
				11,448,894
Pharmaceuticals - 5.39%
Dexcom, Inc.(c)
	11/15/2025	0.250%	5,000,000	4,789,064
	05/15/2028	0.375%	3,500,000	3,126,429
				7,915,493
Software - 16.27%
Bentley Systems, Inc.(c)	07/01/2027	0.375%	5,000,000	4,567,380
BlackLine, Inc.(c)(g)	03/15/2026	5.831%	3,071,000	2,877,444
DigitalOcean Holdings, Inc.(g)	12/01/2026	5.882%	3,332,000	2,946,154
Envestnet, Inc.
	08/15/2025	0.750%	4,500,000	4,459,500
	12/01/2027	2.625%	3,000,000	3,195,900
RingCentral, Inc.(c)(g)	03/01/2025	2.303%	3,105,000	3,042,900
Verint Systems, Inc.(c)	04/15/2026	0.250%	3,000,000	2,794,500
				23,883,778
Transportation - 3.38%
Air Transport Services Group, Inc.	08/15/2029	3.875%	5,000,000	4,954,500
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $64,367,435)				65,311,948

	Shares	Value
WARRANTS(h) - 0.00%(i)
Auto Manufacturers - 0.00%(i)
Lightning eMotors, Inc., Exercise Price $11.50, Expires 05/18/2025(e)(f)	53,913	$0
TOTAL WARRANTS (Cost $0)		0

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

	Maturity Date	Rate	Shares	Value
PREFERRED STOCK - 3.02%
Aerospace & Defense - 3.02%
Boeing Co.	10/15/2027	6.000%	80,000	$4,431,200
TOTAL PREFERRED STOCKS (Cost $4,293,752)				4,431,200

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(h) - 0.08%
Call Options Purchased - 0.06%
Bausch & Lomb Corp.	02/2025	$20.00	$408,292	206	$29,870
Dexcom, Inc.	01/2025	100.00	974,875	125	6,250
DigitalOcean Holdings, Inc.	02/2025	42.50	841,568	221	39,780
Repay Holdings Corp.	12/2024	10.00	80,800	100	0
Surgery Partners, Inc.	01/2025	35.00	500,640	210	0
Verint Systems, Inc.	12/2024	32.50	252,000	100	4,500
Xerox Holdings Corp.	04/2025	12.00	182,800	200	5,000
Put Options Purchased - 0.02%
Boeing Co.	01/2025	145.00	1,554,400	100	31,300
iShares iBoxx $ High Yield Corporate Bond ETF	12/2024	76.00	8,004,000	1,000	0
iShares iBoxx $ Investment Grade Corporate Bond ETF	12/2024	106.00	5,527,500	500	0
TOTAL PURCHASED OPTIONS (Cost $312,272)					116,700

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 9.49%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	4.579	%(j)	6,968,505	$6,968,505
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.710	%(j)	6,968,506	6,968,506
				13,937,011
TOTAL SHORT-TERM INVESTMENTS (Cost $13,937,011)				13,937,011
Total Investments - 100.66% (Cost $147,960,166)				147,756,878
Liabilities in Excess of Other Assets - (0.66%)(k)				(975,580)
NET ASSETS - 100.00%				$146,781,298

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2024

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

Portfolio Footnotes

(a)  This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2024, these securities had a total value of $56,971,140 or 38.81% of net assets.

(c)  Security, or a portion of security, is being held as collateral for short sales, or forward foreign currency exchange contracts. At November 30, 2024, the aggregate fair market value of those securities was $44,320,241, representing 30.19% of net assets.

(d)  Security in default on interest payments.

(e)  Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of November 30, 2024, the total fair market value of these securities was $29,190, representing 0.02% of net assets.

(f)  Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $29,190 or 0.02% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Lightning eMotors, Inc.	04/28/2021	$973,000
Lightning eMotors, Inc., Exercise Price $11.50, Expires 05/18/2025	04/28/2021	—
Total		$973,000

(g)  Represents a zero coupon bond. Interest rate presented is yield to maturity.

(h)  Non-income-producing security.

(i)  Less than 0.005% of net assets.

(j)  Rate shown is the 7-day effective yield as of November 30, 2024.

(k)  Includes cash held as collateral for short sales.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (10.14%)
Aerospace & Defense - (1.38%)
Boeing Co.	(13,000)	$(2,020,720)
Biotechnology - (0.43%)
Halozyme Therapeutics, Inc.	(13,200)	(636,240)
Computers & Computer Services - (0.17%)
Rapid7, Inc.	(6,000)	(255,600)
Diversified Financial Services - (0.69%)
WisdomTree, Inc.	(85,000)	(1,015,750)
Healthcare - Products - (2.27%)
Bausch & Lomb Corp.	(9,295)	(184,227)
Insulet Corp.	(11,800)	(3,148,004)
		(3,332,231)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (10.14%) (Continued)
Healthcare - Services - (0.71%)
Catalent, Inc.	(16,000)	$(977,760)
Surgery Partners, Inc.	(2,500)	(59,600)
		(1,037,360)
Internet - (2.26%)
Spotify Technology SA	(3,700)	(1,764,752)
Uber Technologies, Inc.	(21,600)	(1,554,336)
		(3,319,088)
Office/Business Equip - (0.03%)
Xerox Holdings Corp.	(4,500)	(41,130)
Pharmaceuticals - (0.46%)
Dexcom, Inc.	(8,600)	(670,714)
Software - (1.04%)
Bentley Systems, Inc., Class B	(16,200)	(801,900)
BlackLine, Inc.	(4,600)	(285,246)
DigitalOcean Holdings, Inc.	(8,560)	(325,965)
RingCentral, Inc., Class A	(300)	(11,289)
Verint Systems, Inc.	(3,900)	(98,280)
		(1,522,680)
Transportation - (0.70%)
Air Transport Services Group, Inc.	(46,900)	(1,029,924)
TOTAL SECURITIES SOLD SHORT (Proceeds $13,634,686)		$(14,881,437)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
DigitalOcean Holdings, Inc.	02/2025	$47.50	$(841,568)	(221)	$(19,890)
TOTAL WRITTEN OPTIONS (Premiums received $16,237)					$(19,890)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2024

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	iShares iBoxx High Yield Corporate Bond ETF	Received 1 Month- Federal Rate Minus 183bps (2.750%)	10/31/2025	$—	$—	$(147,000)	USD	1,854,000	$(147,000)
Morgan Stanley & Co./ Upon Termination	SPDR Bloomberg High Yield Bond ETF	Received 1 Month- Federal Rate Minus 218bps (2.400%)	10/31/2025	—	—	(101,609)	USD	1,251,695	(101,609)
Morgan Stanley & Co./ Upon Termination	WisdomTree, Inc.	Received 1 Month- Federal Rate Minus 40bps (4.180%)	10/31/2025	—	—	(88,077)	USD	1,638,698	(88,077)
						$(336,686)			$(336,686)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	1,194,216	CAD	1,619,800	Morgan Stanley & Co.	12/16/2024	$36,763

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	93.80%
Canada	6.56%
Luxembourg	0.30%
Liabilities in Excess of Other Assets	(0.66)%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

Abbreviations:

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SOFR - Secured Overnight Financing Rate

SPDR - Standard & Poor's Depositary Receipt

USD - United States Dollar

The following table summarizes the Water Island Credit Opportunities Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of November 30, 2024:

Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Assets
Bank Loans	$—	$7,024,544	$—	$7,024,544
Corporate Bonds**	—	56,935,475	—	56,935,475
Convertible Corporate Bonds
Auto Manufacturers	—	—	29,190	29,190
Biotechnology	—	2,847,900	—	2,847,900
Commercial Services	—	2,781,000	—	2,781,000
Computers & Computer Services	—	2,331,250	—	2,331,250
Diversified Financial Services	—	4,656,857	—	4,656,857
Healthcare - Products	—	4,463,086	—	4,463,086
Internet	—	11,448,894	—	11,448,894
Pharmaceuticals	—	7,915,493	—	7,915,493
Software	—	23,883,778	—	23,883,778
Transportation	—	4,954,500	—	4,954,500
Warrants**	—	—	0	—
Preferred Stocks**	4,431,200	—	—	4,431,200
Purchased Options	116,700	—	—	116,700
Short-Term Investments	13,937,011	—	—	13,937,011
TOTAL	$18,484,911	$129,242,777	$29,190	$147,756,878
Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$36,763	$—	$36,763
Liabilities
Common Stocks**	(14,881,437)	—	—	(14,881,437)
Written Options	(19,890)	—	—	(19,890)
Equity Swaps	(336,686)	—	—	(336,686)
TOTAL	$(15,238,013)	$36,763	$—	$(15,201,250)

*  Refer to Note 2 where leveling hierarchy is defined.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2024

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended November 30, 2024:

Investments in Securities	Balance as of May 31, 2024	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Amortization Premium/ Discount	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2024	Net change in Unrealized Appreciation (Depreciation) from investments still held as of November 30, 2024
Convertible Corporate Bonds	$—	$—	$—	$—	$—	$—	$—	$29,190	$—	$29,190	$—
Warrants	—	—	—	(32)	—	—	—	32	—	0	(32)
Total	$—	$—	$—	$(32)	$—	$—	$—	$29,222	$—	$29,190	$(32)

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of November 30, 2024:

Investments in Securities	Fair Value at November 30, 2024	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Convertible Corporate Bonds	$29,190	Estimated Liquidation Value	Estimated Liquidation Value	$3	$3.0000
Warrants	0	Worthless	N/A	N/A	N/A

See Notes to Financial Statements.

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The Arbitrage Funds

Statements of Assets and Liabilities

November 30, 2024 (Unaudited)

	Arbitrage Fund	Water Island Event-Driven Fund	Water Island Credit Opportunities Fund
ASSETS
Investments:
At cost of unaffiliated investments	$875,903,200	$68,331,450	$147,960,166
At cost of affiliated investments	33,261,841	—	—
At fair value of unaffiliated investments (Note 2)	877,635,093	67,058,299	147,756,878
At fair value of affiliated investments (Note 2)	44,360,781	—	—
Cash	318	60	1,423
Deposits with brokers for securities sold short (Note 2)	34,887,380	2,608,392	14,807,663
Segregated cash for collateral (Note 2)	—	—	1,900,000
Receivable for investment securities sold	11,134,229	893,764	1,013,313
Receivable for capital shares sold	657,827	—	181,374
Unrealized appreciation on forward foreign currency exchange contracts (Note 10)	1,739,077	136,804	36,763
Unrealized appreciation on swap contracts	1,450,107	142,965	—
Dividends and interest receivable	3,993,684	421,252	1,660,885
Miscellaneous receivable	2,559,523	212,059	—
Prepaid expenses	42,266	29,671	34,130
Total Assets	978,460,285	71,503,266	167,392,429
LIABILITIES
Securities sold short, at value (Note 2) (proceeds $33,867,721, $2,502,216 and $13,634,686)	35,314,132	2,630,921	14,881,437
Foreign currency due to bank (Cost $1, $2 and $0)	1	2	—
Written options, at value (Note 2) (premiums received $0, $3,820 and $16,237)	—	4,680	19,890
Payable for investment securities purchased	—	96,281	4,983,750
Unrealized depreciation on forward foreign currency exchange contracts (Note 10)	1,086,557	103,316	—
Unrealized depreciation on swap contracts	9,666,055	134,285	336,686
Payable for capital shares redeemed	292,746	149	112,188
Payable to Adviser (Note 5)	788,095	46,550	63,005
Payable to Distributor (Note 5)	15,369	572	1,509
Payable to Administrator (Note 5)	47,899	10,928	20,276
Payable to Transfer Agent (Note 5)	79,496	8,812	13,419
Payable to Custodian	15,400	8,004	1,524
Income distribution payable	—	—	120,337
Payable for swap dividends	1,025,464	69,421	—
Audit and legal fees payable	53,499	17,789	20,000
Payable to Trustees	83,401	9,602	11,619
Chief Compliance Officer Fees payable (Note 5)	78,198	6,100	13,203
Chief Financial Officer Fees payable (Note 5)	5,118	1,128	1,216
Other accrued expenses and liabilities	11,558	11,331	11,072
Total Liabilities	48,562,988	3,159,871	20,611,131
Commitments and contingent liabilities (Note 5)
NET ASSETS	$929,897,297	$68,343,395	$146,781,298
NET ASSETS CONSIST OF:
Paid-in capital	$909,329,966	$101,297,293	$151,820,656
Distributable earnings (Accumulated loss)	20,567,331	(32,953,898)	(5,039,358)
NET ASSETS	$929,897,297	$68,343,395	$146,781,298
PRICING OF SHARES:
CLASS R SHARES:
Net assets applicable to Class R shares	$29,173,064	$1,530,025	$7,276,237
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,237,936	130,074	742,365
Net asset value and offering price per share	$13.04	$11.76	$9.80
CLASS I SHARES:
Net assets applicable to Class I shares	$871,449,664	$65,568,502	$139,436,986
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	64,064,766	5,494,556	14,292,507
Net asset value and offering price per share	$13.60	$11.93	$9.76
CLASS C SHARES:
Net assets applicable to Class C shares	$5,295,764	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	444,429	—	—
Net asset value and offering price per share(a)	$11.92	$—	$—
CLASS A SHARES:
Net assets applicable to Class A shares	$23,978,805	$1,244,868	$68,075
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,844,833	105,995	6,976
Net asset value and offering price per share(a)	$13.00	$11.74	$9.76
Maximum offering price per share (NAV/(100% — maximum sales charge))	$13.37	$12.13	$10.09
Maximum sales charge	2.75%	3.25%	3.25%

(a)  Redemption price varies based on length of time held (Note 1).

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2024

The Arbitrage Funds

Statements of Operations

For the Six Months Ended November 30, 2024 (Unaudited)

	Arbitrage Fund	Water Island Event-Driven Fund	Water Island Credit Opportunities Fund
INVESTMENT INCOME
Dividend income	$5,728,073	$261,664	$310,213
Foreign taxes withheld on dividends	—	(288)	—
Interest income	27,971	440,904	3,431,676
Rebates on short sales, net of fees	1,305,354	74,175	213,704
Total Investment Income	7,061,398	776,455	3,955,593
EXPENSES
Investment advisory fees (Note 5)	5,134,272	390,292	693,812
Distribution and service fees (Note 5)
Class R	39,025	3,096	9,067
Class C	28,571	—	—
Class A	30,474	1,586	94
Administrative fees	134,186	26,662	53,343
Chief Compliance Officer fees	82,967	7,200	11,941
Trustees' fees	154,162	16,429	25,715
Dividend expense	142,682	7,640	10,517
Transfer agent fees	377,063	45,760	88,875
Custodian and bank service fees	58,310	18,706	12,999
Registration and filing fees	40,209	23,693	26,656
Printing of shareholder reports	51,194	11,279	16,091
Professional fees	104,630	16,384	22,618
Line of credit interest expense	63,274	—	—
Insurance expense	21,180	2,335	2,619
Chief Financial Officer fees	27,999	5,540	7,248
Other expenses	38,316	14,520	16,761
Total Expenses	6,528,514	591,122	998,356
Fees waived or reimbursed by the Adviser, Class R (Note 5)	(9,598)	(2,377)	(13,043)
Fees waived or reimbursed by the Adviser, Class I (Note 5)	(268,659)	(64,282)	(249,778)
Fees waived or reimbursed by the Adviser, Class C (Note 5)	(1,756)	—	—
Fees waived or reimbursed by the Adviser, Class A (Note 5)	(7,491)	(1,213)	(135)
Net Expenses	6,241,010	523,250	735,400
NET INVESTMENT INCOME	820,388	253,205	3,220,193
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Unaffiliated investments	22,830,493	1,738,688	1,024,266
Affiliated investments	2,138,097	—	—
Purchased option contracts	(1,043,273)	(47,062)	85,292
Swap contracts	55,508	142,992	(64,030)
Securities sold short	(4,760,765)	(103,038)	(292,287)
Written option contracts	714,100	44,342	7,968
Forward currency contracts	(989,817)	10,088	(4,580)
Foreign currency transactions (Note 10)	(146,039)	(265)	276
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	12,011,283	249,738	2,084,935
Affiliated investments	(594,659)	—	—
Securities sold short	4,820,295	(60,228)	(1,325,398)
Foreign currency transactions (Note 10)	(401)	(823)	(576)
Purchased option contracts	(506,588)	1,997	(116,935)
Written option contracts	(5,478)	(1,475)	(3,653)
Swap contracts	(5,277,581)	155,880	(194,701)
Forward currency contracts	451,358	(9,430)	34,575
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	29,696,533	2,121,404	1,235,152
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,516,921	$2,374,609	$4,455,345

See Notes to Financial Statements.

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The Arbitrage Funds

Statements of Changes in Net Assets

	Arbitrage Fund		Water Island Event-Driven Fund
	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
FROM OPERATIONS:
Net investment income	$820,388	$6,711,285	$253,205	$585,564
Net realized gains (losses) from:
Unaffiliated investments	22,830,493	30,053,880	1,738,688	3,061,020
Affiliated investments	2,138,097	3,878,451	—	—
Purchased option contracts	(1,043,273)	(4,749,546)	(47,062)	(473,300)
Swap contracts	55,508	(30,125,272)	142,992	(3,053,356)
Securities sold short	(4,760,765)	1,581,485	(103,038)	228,138
Written option contracts	714,100	390,210	44,342	43,199
Forward currency contracts	(989,817)	926,403	10,088	3,747
Foreign currency transactions	(146,039)	252,337	(265)	194,037
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	12,011,283	68,352,613	249,738	6,223,417
Affiliated investments	(594,659)	591,976	—	—
Securities sold short	4,820,295	(9,186,856)	(60,228)	(331,535)
Foreign currency transactions	(401)	(120,353)	(823)	(171,003)
Purchased option contracts	(506,588)	777,524	1,997	65,923
Written option contracts	(5,478)	5,478	(1,475)	(5,529)
Swap contracts	(5,277,581)	10,961,616	155,880	1,016,029
Forward currency contracts	451,358	99,997	(9,430)	72,496
Net increase in net assets resulting from operations	30,516,921	80,401,228	2,374,609	7,458,847
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings, Class R	—	(754,585)	—	(21,021)
Distributions from distributable earnings, Class I	—	(19,265,022)	—	(763,039)
Distributions from distributable earnings, Class C	—	(148,836)	—	—
Distributions from distributable earnings, Class A	—	(477,887)	—	(7,976)
Decrease in net assets from distributions to shareholders	—	(20,646,330)	—	(792,036)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 9):
Proceeds from shares sold	75,037,267	212,385,783	3,727,223	2,230,323
Shares issued in reinvestment of distributions	—	17,237,234	—	788,639
Payments for shares redeemed	(114,655,764)	(493,571,434)	(18,082,446)	(43,901,589)
Net increase (decrease) in net assets from capital share transactions	(39,618,497)	(263,948,417)	(14,355,223)	(40,882,627)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,101,576)	(204,193,519)	(11,980,614)	(34,215,816)
NET ASSETS:
Beginning of period	938,998,873	1,143,192,392	80,324,009	114,539,825
End of period	$929,897,297	$938,998,873	$68,343,395	$80,324,009

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2024

The Arbitrage Funds

Statements of Changes in Net Assets (continued)

	Water Island Credit Opportunities Fund
	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
FROM OPERATIONS:
Net investment income	$3,220,193	$6,002,536
Net realized gains (losses) from:
Investments	1,024,266	(1,077,702)
Purchased option contracts	85,292	(442,576)
Swap contracts	(64,030)	1,479
Securities sold short	(292,287)	555,407
Written option contracts	7,968	23,529
Forward currency contracts	(4,580)	(2,666)
Foreign currency transactions	276	(319)
Net change in unrealized appreciation (depreciation) on:
Investments	2,084,935	3,648,147
Securities sold short	(1,325,398)	(913,243)
Foreign currency transactions	(576)	32
Purchased option contracts	(116,935)	34,943
Written option contracts	(3,653)	—
Swap contracts	(194,701)	(119,154)
Forward currency contracts	34,575	4,041
Net increase in net assets resulting from operations	4,455,345	7,714,454
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings, Class R	(152,157)	(268,716)
Distributions from distributable earnings, Class I	(3,084,397)	(6,059,018)
Distributions from distributable earnings, Class A	(1,577)	(3,217)
Decrease in net assets from distributions to shareholders	(3,238,131)	(6,330,951)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 9):
Proceeds from shares sold	11,399,174	52,054,317
Shares issued in reinvestment of distributions	2,369,294	4,292,211
Payments for shares redeemed	(11,442,917)	(30,788,536)
Net increase (decrease) in net assets from capital share transactions	2,325,551	25,557,992
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,542,765	26,941,495
NET ASSETS:
Beginning of period	143,238,533	116,297,038
End of period	$146,781,298	$143,238,533

See Notes to Financial Statements.

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Arbitrage Fund — Class R  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2024		Year Ended May 31,
	(Unaudited)		2024	2023	2022	2021		2020
Net asset value, beginning of period	$12.63		$11.97	$12.54	$13.11	$13.04		$12.92
Income (loss) from investment operations
Net investment income (loss)(a)	(0.00	)(b)(c)	0.05	0.02	(0.08)	(0.01	)(b)	(0.05)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.41	(i)	0.85	(0.15)	(0.42)	0.97		0.44
Total from investment operations	0.41		0.90	(0.13)	(0.50)	0.96		0.39
Less distributions
From net investment income	—		—	(0.09)	—	—		—
From net realized gains	—		(0.24)	(0.35)	(0.07)	(0.89)		(0.27)
Total distributions	—		(0.24)	(0.44)	(0.07)	(0.89)		(0.27)
Net asset value, end of period	$13.04		$12.63	$11.97	$12.54	$13.11		$13.04
Total return(d)	3.25	%(e)(i)	7.55%	(1.03%)	(3.83%)	7.58%		3.07%
Net assets, end of period (in 000s)	$29,173		$33,860	$44,250	$77,866	$97,909		$98,715
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(f)	1.62	%(g)	1.65%	1.51%	1.55%	1.64%		1.66%
Net expenses after advisory fees waived and expenses reimbursed(f)(h)	1.56	%(g)	1.56%	1.45%	1.49%	1.58%		1.63%
Net investment income (loss)	(0.05	%)(g)	0.43%	0.13%	(0.61%)	(0.08	%)(b)	(0.36%)
Portfolio turnover rate	80	%(e)	230%	197%	206%	300%		273%

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned, allocation of class specific expenses and/or fluctuating market value of the investments of the Fund.

(c)  Amount rounds to less than $0.01 per share.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f)  Dividend expense totaled 0.03% (annualized), 0.08%, 0.01%, 0.01%, 0.00% and 0.15% of average net assets for the six months ended November 30, 2024 and the years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively. Interest rebate expense and line of credit interest expense totaled 0.01% (annualized), 0.00%, 0.00%, 0.05%, 0.11% and 0.01% of average net assets for the six months ended November 30, 2024 and the years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(g)  Annualized.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.52% (annualized), 1.48%, 1.44%, 1.43%, 1.47% and 1.47% of average net assets for the six months ended November 30, 2024 and years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(i)  The Adviser has reimbursed the Fund $357 for a trading error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund's total return, representing less than $0.005 per share.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2024

Arbitrage Fund — Class I  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2024		Year Ended May 31,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.16		$12.47	$13.05	$13.60	$13.47	$13.32
Income (loss) from investment operations
Net investment income (loss)(a)	0.01		0.09	0.05	(0.05)	0.02	(0.02)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.43	(g)	0.87	(0.15)	(0.43)	1.00	0.45
Total from investment operations	0.44		0.96	(0.10)	(0.48)	1.02	0.43
Less distributions
From net investment income	—		(0.03)	(0.13)	—	—	(0.01)
From net realized gains	—		(0.24)	(0.35)	(0.07)	(0.89)	(0.27)
Total distributions	—		(0.27)	(0.48)	(0.07)	(0.89)	(0.28)
Net asset value, end of period	$13.60		$13.16	$12.47	$13.05	$13.60	$13.47
Total return(b)	3.34	%(c)(g)	7.76%	(0.75%)	(3.55%)	7.87%	3.27%
Net assets, end of period (in 000s)	$871,450		$874,556	$1,062,907	$1,459,176	$1,449,309	$1,243,838
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)	1.37	%(e)	1.40%	1.26%	1.30%	1.39%	1.41%
Net expenses after advisory fees waived and expenses reimbursed(d)(f)	1.31	%(e)	1.31%	1.20%	1.24%	1.33%	1.38%
Net investment income (loss)	0.20	%(e)	0.68%	0.40%	(0.41%)	0.16%	(0.13%)
Portfolio turnover rate	80	%(c)	230%	197%	206%	300%	273%

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Not annualized.

(d)  Dividend expense totaled 0.03% (annualized), 0.08%, 0.01%, 0.01%, 0.00% and 0.15% of average net assets for the six months ended November 30, 2024 and the years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively. Interest rebate expense and line of credit interest expense totaled 0.01% (annualized), 0.00%, 0.00%, 0.05%, 0.11% and 0.01% of average net assets for the six months ended November 30, 2024 and the years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(e)  Annualized.

(f)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.27% (annualized), 1.23%, 1.19%, 1.18%, 1.22% and 1.22% of average net assets for the six months ended November 30, 2024 and years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(g)  The Adviser has reimbursed the Fund $357 for a trading error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund's total return, representing less than $0.005 per share.

See Notes to Financial Statements.

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Arbitrage Fund — Class C  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2024		Year Ended May 31,
	(Unaudited)		2024		2023		2022	2021		2020
Net asset value, beginning of period	$11.59		$11.09		$11.64		$12.26	$12.34		$12.34
Income (loss) from investment operations
Net investment loss(a)	(0.05	)(b)	(0.04	)(b)	(0.07	)(b)	(0.16)	(0.10	)(b)	(0.14)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.38	(i)	0.78		(0.13)		(0.39)	0.91		0.41
Total from investment operations	0.33		0.74		(0.20)		(0.55)	0.81		0.27
Less distributions
From net realized gains	—		(0.24)		(0.35)		(0.07)	(0.89)		(0.27)
Total distributions	—		(0.24)		(0.35)		(0.07)	(0.89)		(0.27)
Net asset value, end of period	$11.92		$11.59		$11.09		$11.64	$12.26		$12.34
Total return(c)(d)	2.85	%(e)(i)	6.70%		(1.73%)		(4.51%)	6.77%		2.24%
Net assets, end of period (in 000s)	$5,296		$6,434		$8,398		$13,467	$18,043		$19,860
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(f)	2.37	%(g)	2.40%		2.26%		2.30%	2.39%		2.41%
Net expenses after advisory fees waived and expenses reimbursed(f)(h)	2.31	%(g)	2.31%		2.20%		2.24%	2.33%		2.38%
Net investment loss	(0.80	%)(g)	(0.32%)		(0.61%)		(1.35%)	(0.85	%)(b)	(1.16%)
Portfolio turnover rate	80	%(e)	230%		197%		206%	300%		273%

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned, allocation of class specific expenses and/or fluctuating market value of the investments of the Fund.

(c)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(e)  Not annualized.

(f)  Dividend expense totaled 0.03% (annualized), 0.08%, 0.01%, 0.01%, 0.00% and 0.15% of average net assets for the six months ended November 30, 2024 and the years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively. Interest rebate expense and line of credit interest expense totaled 0.01% (annualized), 0.00%, 0.00%, 0.05%, 0.11% and 0.01% of average net assets for the six months ended November 30, 2024 and the years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(g)  Annualized.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 2.27% (annualized), 2.23%, 2.19%, 2.18%, 2.22% and 2.22% of average net assets for the six months ended November 30, 2024 and the years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(i)  The Adviser has reimbursed the Fund $357 for a trading error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund's total return, representing less than $0.005 per share.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2024

Arbitrage Fund — Class A  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2024		Year Ended May 31,
	(Unaudited)		2024	2023	2022	2021		2020
Net asset value, beginning of period	$12.59		$11.94	$12.52	$13.08	$13.01		$12.90
Income (loss) from investment operations
Net investment income (loss)(a)	(0.00	)(b)(c)	0.05	0.02	(0.09)	0.00	(b)	(0.05)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.41	(j)	0.84	(0.15)	(0.40)	0.96		0.43
Total from investment operations	0.41		0.89	(0.13)	(0.49)	0.96		0.38
Less distributions
From net investment income	—		—	(0.10)	—	—		—
From net realized gains	—		(0.24)	(0.35)	(0.07)	(0.89)		(0.27)
Total distributions	—		(0.24)	(0.45)	(0.07)	(0.89)		(0.27)
Net asset value, end of period	$13.00		$12.59	$11.94	$12.52	$13.08		$13.01
Total return(d)(e)	3.26	%(f)(j)	7.49%	(1.06%)	(3.77%)	7.60%		3.00%
Net assets, end of period (in 000s)	$23,979		$24,149	$27,637	$42,040	$32,624		$17,762
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	1.62	%(h)	1.65%	1.51%	1.55%	1.64%		1.66%
Net expenses after advisory fees waived and expenses reimbursed(g)(i)	1.56	%(h)	1.56%	1.45%	1.49%	1.58%		1.63%
Net investment income (loss)	(0.05	%)(h)	0.43%	0.16%	(0.74%)	(0.03	%)(c)	(0.40%)
Portfolio turnover rate	80	%(f)	230%	197%	206%	300%		273%

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Amount rounds to less than $0.01 per share.

(c)  The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned, allocation of class specific expenses and/or fluctuating market value of the investments of the Fund.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(f)  Not annualized.

(g)  Dividend expense totaled 0.03% (annualized), 0.08%, 0.01%, 0.01%, 0.00% and 0.15% of average net assets for the six months ended November 30, 2024 and the years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively. Interest rebate expense and line of credit interest expense totaled 0.01% (annualized), 0.00%, 0.00%, 0.05%, 0.11% and 0.01% of average net assets for the six months ended November 30, 2024 and the years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(h)  Annualized.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.52% (annualized), 1.48%, 1.44%, 1.43%, 1.47% and 1.47% of average net assets for the six months ended November 30, 2024 and the years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(j)  The Adviser has reimbursed the Fund $357 for a trading error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund's total return, representing less than $0.005 per share.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund — Class R  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2024		Year Ended May 31,
	(Unaudited)		2024	2023		2022	2021	2020
Net asset value, beginning of period	$11.39		$10.72	$10.84		$11.38	$9.97	$9.47
Income (loss) from investment operations
Net investment income (loss)(a)	0.03		0.03	(0.00	)(b)(c)	(0.12)	(0.05)	0.01
Net realized and unrealized gains (losses) on investments and foreign currencies	0.34	(j)	0.70	(0.12)		(0.42)	1.46	0.51
Total from investment operations	0.37		0.73	(0.12)		(0.54)	1.41	0.52
Less distributions
From net investment income	—		(0.06)	—		—	—	(0.02)
Total distributions	—		(0.06)	—		—	—	(0.02)
Net asset value, end of period	$11.76		$11.39	$10.72		$10.84	$11.38	$9.97
Total return(d)	3.25	%(e)(j)	6.77%	(1.11%)		(4.75%)	14.14%	5.49%
Net assets, end of period (in 000s)	$1,530		$4,506	$3,990		$4,502	$10,116	$7,694
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(f)	1.90	%(g)	1.74%	1.67%		1.78%	1.98%	2.11%
Net expenses after advisory fees waived and expenses reimbursed(f)(h)	1.71	%(g)	1.72%	1.70%		1.80%	1.89%	1.83%
Net investment income (loss)	0.52	%(g)	0.29%	(0.00	%)(i)	(1.08%)	(0.51%)	0.09%
Portfolio turnover rate	83	%(e)	305%	216%		217%	320%	397%

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Amount rounds to less than $0.01 per share.

(c)  The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned, allocation of class specific expenses and/or fluctuating market value of the investments of the Fund.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f)  Dividend expense totaled 0.02% (annualized), 0.03%, 0.01%, 0.01%, 0.01% and 0.13% of average net assets for the six months ended November 30, 2024 and the years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.00%, 0.00%, 0.10%, 0.19% and 0.01% of average net assets for the six months ended November 30, 2024 and the years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(g)  Annualized.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.69% (annualized), 1.69%, 1.69%, 1.69%, 1.69% and 1.69% of average net assets for the six months ended November 30, 2024 and years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(i)  Amount rounds to less than 0.01% per share.

(j)  The Adviser has reimbursed the Fund $138 for a trading error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund's total return, representing less than $0.005 per share.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2024

Water Island Event-Driven Fund — Class I  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2024		Year Ended May 31,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.54		$10.86	$10.95	$11.47	$10.05	$9.54
Income (loss) from investment operations
Net investment income (loss)(a)	0.04		0.06	0.03	(0.10)	(0.03)	0.02
Net realized and unrealized gains (losses) on investments and foreign currencies	0.35	(g)	0.70	(0.12)	(0.42)	1.48	0.53
Total from investment operations	0.39		0.76	(0.09)	(0.52)	1.45	0.55
Less distributions
From net investment income	—		(0.08)	—	—	(0.03)	(0.04)
Total distributions	—		(0.08)	—	—	(0.03)	(0.04)
Net asset value, end of period	$11.93		$11.54	$10.86	$10.95	$11.47	$10.05
Total return(b)	3.38	%(c)(g)	7.03%	(0.82%)	(4.53%)	14.51%	5.83%
Net assets, end of period (in 000s)	$65,569		$74,217	$108,674	$107,038	$125,093	$99,069
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)	1.65	%(e)	1.49%	1.42%	1.53%	1.73%	1.86%
Net expenses after advisory fees waived and expenses reimbursed(d)(f)	1.46	%(e)	1.47%	1.45%	1.55%	1.64%	1.58%
Net investment income (loss)	0.73	%(e)	0.55%	0.25%	(0.86%)	(0.24%)	0.20%
Portfolio turnover rate	83	%(c)	305%	216%	217%	320%	397%

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Not annualized.

(d)  Dividend expense totaled 0.02% (annualized), 0.03%, 0.01%, 0.01%, 0.01% and 0.13% of average net assets for the six months ended November 30, 2024 and the years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.00%, 0.00%, 0.10%, 0.19% and 0.01% of average net assets for the six months ended November 30, 2024 and the years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(e)  Annualized.

(f)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.44% (annualized), 1.44%, 1.44%, 1.44%, 1.44% and 1.44% of average net assets for the six months ended November 30, 2024 and years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(g)  The Adviser has reimbursed the Fund $138 for a trading error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund's total return, representing less than $0.005 per share.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund — Class A  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2024		Year Ended May 31,
	(Unaudited)		2024	2023		2022	2021	2020
Net asset value, beginning of period	$11.37		$10.70	$10.82		$11.36	$9.97	$9.46
Income (loss) from investment operations
Net investment income (loss)(a)	0.03		0.03	(0.00	)(b)(c)	(0.15)	(0.06)	(0.00	)(b)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.34	(j)	0.69	(0.12)		(0.39)	1.46	0.53
Total from investment operations	0.37		0.72	(0.12)		(0.54)	1.40	0.53
Less distributions
From net investment income	—		(0.05)	—		—	(0.01)	(0.02)
Total distributions	—		(0.05)	—		—	(0.01)	(0.02)
Net asset value, end of period	$11.74		$11.37	$10.70		$10.82	$11.36	$9.97
Total return(d)(e)	3.25	%(f)(j)	6.75%	(1.11%)		(4.75%)	14.20%	5.62%
Net assets, end of period (in 000s)	$1,245		$1,601	$1,876		$2,301	$1,384	$347
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	1.90	%(h)	1.74%	1.67%		1.77%	2.00%	2.11%
Net expenses after advisory fees waived and expenses reimbursed(g)(i)	1.71	%(h)	1.72%	1.70%		1.79%	1.91%	1.83%
Net investment income (loss)	0.48	%(h)	0.29%	(0.01%)		(1.35%)	(0.59%)	0.02%
Portfolio turnover rate	83	%(f)	305%	216%		217%	320%	397%

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Amount rounds to less than $0.01 per share.

(c)  The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned, allocation of class specific expenses and/or fluctuating market value of the investments of the Fund.

(d)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(e)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares or the imposition of any sales load.

(f)  Not annualized.

(g)  Dividend expense totaled 0.02% (annualized), 0.03%, 0.01%, 0.00%, 0.01% and 0.13% of average net assets for the six months ended November 30, 2024 and the years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.00%, 0.00%, 0.10%, 0.21% and 0.01% of average net assets for the six months ended November 30, 2024 and the years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(h)  Annualized.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.69% (annualized), 1.69%, 1.69%, 1.69%, 1.69% and 1.69% of average net assets for the six months ended November 30, 2024 and the years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(j)  The Adviser has reimbursed the Fund $138 for a trading error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund's total return, representing less than $0.005 per share.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2024

Water Island Credit Opportunities Fund — Class R  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2024		Year Ended May 31,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.72		$9.61	$9.73	$10.16	$9.64	$9.70
Income (loss) from investment operations
Net investment income(a)	0.20		0.43	0.36	0.16	0.22	0.24
Net realized and unrealized gains (losses) on investments and foreign currencies	0.09		0.13	(0.09)	(0.33)	0.54	(0.01)
Total from investment operations	0.29		0.56	0.27	(0.17)	0.76	0.23
Less distributions
From net investment income	(0.21)		(0.45)	(0.39)	(0.26)	(0.24)	(0.29)
Total distributions	(0.21)		(0.45)	(0.39)	(0.26)	(0.24)	(0.29)
Net asset value, end of period	$9.80		$9.72	$9.61	$9.73	$10.16	$9.64
Total return(b)	2.97	%(c)	5.96%	2.88%	(1.74%)	8.09%	2.46%
Net assets, end of period (in 000s)	$7,276		$6,857	$6,742	$9,072	$7,553	$3,673
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)	1.60	%(e)	1.65%	1.62%	1.62%	1.77%	1.96%
Net expenses after advisory fees waived and expenses reimbursed(d)(f)	1.24	%(e)	1.29%	1.30%	1.32%	1.32%	1.35%
Net investment income	4.17	%(e)	4.39%	3.70%	1.58%	2.20%	2.48%
Portfolio turnover rate	67	%(c)	117%	127%	148%	147%	175%

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Not annualized.

(d)  Dividend expense totaled 0.01% (annualized), 0.06%, 0.05%, 0.01%, 0.01% and 0.07% of average net assets for the six months ended November 30, 2024 and the years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.00%, 0.02%, 0.08%, 0.08% and 0.05% of average net assets for the six months ended November 30, 2024 and the years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(e)  Annualized.

(f)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.23% (annualized), 1.23%, 1.23%, 1.23%, 1.23% and 1.23% of average net assets for the six months ended November 30, 2024 and years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Credit Opportunities Fund — Class I  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2024		Year Ended May 31,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.67		$9.56	$9.69	$10.12	$9.60	$9.65
Income (loss) from investment operations
Net investment income(a)	0.22		0.45	0.38	0.18	0.24	0.26
Net realized and unrealized gains (losses) on investments and foreign currencies	0.09		0.13	(0.10)	(0.33)	0.55	0.01 (b)
Total from investment operations	0.31		0.58	0.28	(0.15)	0.79	0.27
Less distributions
From net investment income	(0.22)		(0.47)	(0.41)	(0.28)	(0.27)	(0.32)
Total distributions	(0.22)		(0.47)	(0.41)	(0.28)	(0.27)	(0.32)
Net asset value, end of period	$9.76		$9.67	$9.56	$9.69	$10.12	$9.60
Total return(c)	3.21	%(d)	6.23%	3.03%	(1.51%)	8.29%	2.82%
Net assets, end of period (in 000s)	$139,437		$136,310	$109,488	$125,705	$98,777	$56,869
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(e)	1.35	%(f)	1.40%	1.37%	1.37%	1.52%	1.71%
Net expenses after advisory fees waived and expenses reimbursed(e)(g)	0.99	%(f)	1.04%	1.05%	1.07%	1.07%	1.10%
Net investment income	4.42	%(f)	4.65%	3.94%	1.84%	2.44%	2.73%
Portfolio turnover rate	67	%(d)	117%	127%	148%	147%	175%

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned, allocation of class specific expenses and/or fluctuating market value of the investments of the Fund.

(c)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Not annualized.

(e)  Dividend expense totaled 0.01% (annualized), 0.06%, 0.05%, 0.01%, 0.01% and 0.07% of average net assets for the six months ended November 30, 2024 and the years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.00%, 0.02%, 0.08%, 0.08% and 0.05% of average net assets for the six months ended November 30, 2024 and the years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(f)  Annualized.

(g)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 0.98% (annualized), 0.98%, 0.98%, 0.98%, 0.98% and 0.98% of average net assets for the six months ended November 30, 2024 and years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2024

Water Island Credit Opportunities Fund — Class A  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2024		Year Ended May 31,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.68		$9.57	$9.69	$10.12	$9.60	$9.65
Income (loss) from investment operations
Net investment income(a)	0.20		0.42	0.35	0.16	0.22	0.23
Net realized and unrealized gains (losses) on investments and foreign currencies	0.08		0.14	(0.08)	(0.33)	0.54	0.01 (b)
Total from investment operations	0.28		0.56	0.27	(0.17)	0.76	0.24
Less distributions
From net investment income	(0.20)		(0.45)	(0.39)	(0.26)	(0.24)	(0.29)
Total distributions	(0.20)		(0.45)	(0.39)	(0.26)	(0.24)	(0.29)
Net asset value, end of period	$9.76		$9.68	$9.57	$9.69	$10.12	$9.60
Total return(c)(d)	2.97	%(e)	5.96%	2.88%	(1.76%)	8.02%	2.56%
Net assets, end of period (in 000s)	$68		$71	$67	$105	$97	$88
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(f)	1.61	%(g)	1.65%	1.61%	1.62%	1.77%	1.96%
Net expenses after advisory fees waived and expenses reimbursed(f)(h)	1.25	%(g)	1.30%	1.30%	1.32%	1.32%	1.35%
Net investment income	4.16	%(g)	4.40%	3.64%	1.59%	2.21%	2.37%
Portfolio turnover rate	67	%(e)	117%	127%	148%	147%	175%

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned, allocation of class specific expenses and/or fluctuating market value of the investments of the Fund.

(c)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares or the imposition of any sales load.

(e)  Not annualized.

(f)  Dividend expense totaled 0.02% (annualized), 0.06%, 0.05%, 0.01%, 0.01% and 0.07% of average net assets for the six months ended November 30, 2024 and the years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.00%, 0.02%, 0.08%, 0.08% and 0.05% of average net assets for the six months ended November 30, 2024 and the years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(g)  Annualized.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.23% (annualized), 1.23%, 1.23%, 1.23%, 1.23% and 1.23% of average net assets for the six months ended November 30, 2024 and the years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds  Notes to Financial Statements

November 30, 2024 (Unaudited)

1. ORGANIZATION

The Arbitrage Funds (the "Trust") is a Delaware statutory trust, which was organized on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objective and policies. The three series presently authorized are the Arbitrage Fund (the "Arbitrage Fund"), the Water Island Event-Driven Fund (the "Event-Driven Fund") and the Water Island Credit Opportunities Fund (the "Credit Opportunities Fund"), each a "Fund" and collectively the "Funds." The Arbitrage Fund and the Credit Opportunities Fund are each a diversified series of the Trust. The Event-Driven Fund is a non-diversified series of the Trust. Water Island Capital, LLC acts as the Funds' investment adviser (the "Adviser"). The Adviser is responsible for overseeing the management and business affairs of the Funds, and has discretion to purchase and sell securities in accordance with the Funds' objectives, policies, and restrictions, subject to the authority of and supervision by the Trust's Board of Trustees (the "Board"). The Adviser continuously reviews, supervises, and administers the Funds' investment programs. The Funds, together with the series of AltShares Trust, an open-end management investment company also advised by the Adviser, are part of a family of investment companies referred to as the Water Island Capital-Advised Funds.

Commencement of Operations
Fund	Class R shares	Class I shares	Class C shares	Class A shares
Arbitrage Fund	September 18, 2000	October 17, 2003	June 1, 2012	June 1, 2013
Event-Driven Fund	October 1, 2010	October 1, 2010	N/A	June 1, 2013
Credit Opportunities Fund	October 1, 2012	October 1, 2012	N/A	June 1, 2013

The investment objective of the Arbitrage Fund is to seek to achieve capital growth by engaging in merger arbitrage. The investment objective of the Event-Driven Fund is to seek to achieve capital growth by investing in companies that are impacted by corporate events such as mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations, or other special situations. The investment objective of the Credit Opportunities Fund is to seek to provide current income and capital growth by investing primarily in debt securities impacted by catalysts and events such as mergers, acquisitions, debt maturities, refinancings, regulatory changes, recapitalizations, reorganizations, restructurings, and other special situations.

The Arbitrage Fund's four classes of shares, Class R, Class I, Class C and Class A, and the Event-Driven Fund's and Credit Opportunities Fund's three classes of shares, Class R, Class I and Class A, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares, Class C shares and Class A shares are subject to an annual distribution and servicing fee of up to 0.25%, 1.00% and 0.25%, respectively, of each Fund's average daily net assets attributable to Class R shares, Class C shares and Class A shares, respectively, whereas Class I shares are not subject to any distribution and servicing fees. Class C shares are also subject to a 1.00% contingent deferred sales charge on all purchases redeemed within 12 months of purchase. Class A shares of the Arbitrage Fund are sold subject to a maximum front-end sales load equal to 2.75% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $250,000, purchased without a front-end sales charge and redeemed within 18 months of purchase. Class A shares of the Event-Driven Fund and the Credit Opportunities Fund are sold subject to a maximum front-end sales load equal to 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $250,000 purchased without a front-end sales charge and redeemed within 18 months of purchase.

Semi-Annual Report | November 30, 2024

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The Funds are considered investment companies for financial reporting purposes under GAAP and Accounting Standards Codification Topic 946 — Financial Services — Investment Companies.

Use of Estimates — The preparation of financial statements in conformity with GAAP required management to make estimates and assumptions that affected the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments — The Funds' portfolio securities are valued as of the close of trading of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern standard time). Common stocks, mutual funds and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Redeemable securities issued by open-end investment companies are valued at the investment company's respective net asset value, with the exception of exchange-traded open-end investment companies, which are priced as common stocks. Market quotations of foreign securities from the principal markets in which they trade may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotation and the close of trading on the NYSE. If a significant event that affects the valuation of a foreign security occurs between the close of a foreign security's primary exchange and the time the Funds calculate their net asset value ("NAV"), the Funds will fair value the foreign security to account for this discrepancy. Securities which are listed on an exchange but which are not traded on the valuation date will be valued at last bid if held long, and last ask if held short. All other equity securities for which over-the-counter (OTC) market quotations are readily available generally are valued at the mean of the current bid and asked prices. Exchange traded options are priced at the last traded price on the exchange in which they are traded. If a sales price is unavailable, then an exchange traded option would be priced at its bid price if held long or at its ask price if sold short. When there is no bid price available, options will typically be valued at zero. Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Debt securities are normally priced based upon an evaluated bid provided by independent, third-party pricing services, if available. Evaluated bids are market-based measurements that represent the third-party pricing service's good faith opinion as to what the holder would receive in an orderly transaction (typically in an institutional round lot position) under current market conditions. The third-party pricing services may use a variety of inputs in arriving at an evaluated bid price, including actual market transactions, quotations from dealers and trading systems, or other inputs and methodologies designed to identify the market value for such securities. Bank loans are valued at the mean of the current bid and ask prices. Single name swap agreements are valued using a market-based price based on the underlying terms of the agreement obtained from a third-party pricing service or broker-dealer. Other swap agreements (such as baskets of securities) are valued based on the terms of the swap agreement as provided by an independent third party. If a third-party valuation is not available, these other swap agreements are valued based on the valuation provided by the counterparty.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

Other assets and securities for which no quotations are readily available are valued at fair value using methods determined in good faith by the Adviser, whom the Board designated as each Fund's valuation designee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has been acquired through completion of a merger/tender or the security's primary pricing source is not able or willing to provide a price. Common methods of fair valuation include the purchase price of a security or the terms of a deal that has closed. For non-routine fair valuations, the Adviser considers various factors in determining the fair value of a portfolio security or asset, such as fundamental business data relating to the issuer, borrower, or counterparty; the type, size, and cost of the investment; information regarding any transactions in or offers for the investment; the price and extent of public trading in other securities of the issuer or comparable companies; coupon payments, yield or cash flow data; business prospects of the issuer, borrower, or counterparty or of the industry of the issuer, borrower, or counterparty; or other relevant factors including, but not limited to, deal value. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

Fair Value Measurements — In accordance with the authoritative guidance on fair value measurements under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the six months ended November 30, 2024, there were no significant changes to the Funds' fair value methodologies. Transfers for Level 3 securities, if any, are shown as part of the leveling table in each Fund's Portfolio of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics

Semi-Annual Report | November 30, 2024

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Share Valuation — The net asset value per share of each class of shares of the Funds is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Short Positions — The Funds may sell securities short for investment or hedging purposes. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. The Funds are liable for any dividends and interest payable on securities while those securities are in a short position. As collateral for their short positions, the Funds maintain assets consisting of cash, cash equivalents or liquid securities. The amount of collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The dividends on short sales and rebate income/fees are shown on the Statements of Operations.

Collateral — The Funds maintain a margin account with a broker that is used to hold proceeds received from short sales as well as daily mark-to-market adjustments. The balance is shown in the Statements of Assets and Liabilities as 'Deposits with brokers for securities sold short'. Further, short sales, swap, and forward contracts require the Funds to maintain additional collateral with the broker/counterparty and to pledge assets or cash which is held in a segregated triparty account. Securities pledged as collateral are designated in the Schedule of Investments and cash collateral as 'Segregated cash for collateral' in the Statements of Assets and Liabilities.

Derivative Instruments and Hedging Activities — The following discloses the Funds' use of derivative instruments and hedging activities.

Each Fund may enter into various types of derivative contracts, including, but not limited to, swap contracts, forward foreign currency exchange contracts, and purchased and written option contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment; they can focus exposure on only certain selected risk factors; and they may not require the ultimate receipt or delivery of the underlying security (or securities) to satisfy the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors. The Funds may, but are not required to, seek to reduce their currency risk by hedging part or all of their exposure to various foreign currencies.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

Risk of Investing in Derivatives: In pursuit of their investment objectives, the Funds may use derivatives which may increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Investments in securities issued by small and medium capitalization companies tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. To the extent a Fund invests in securities of small and medium capitalization companies, it may be more vulnerable to adverse business events than larger, more established companies.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of fixed-income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

Credit Risk: Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

The Funds' use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds' performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative instruments and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty to a transaction will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by derivative type in the notes that follow.

Semi-Annual Report | November 30, 2024

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

Option Writing/Purchasing: The Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Options held by the Funds at November 30, 2024 are disclosed in the Portfolio of Investments.

During the six months ended November 30, 2024, the Funds engaged in option writing/purchasing to limit volatility and correlation and to create income and optionality. The maximum potential amount of future payments (undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the Portfolio of Investments.

Foreign Currency Exchange Contracts: The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds' foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds' securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

Foreign currency exchange contracts held by the Funds at November 30, 2024 are disclosed in the Portfolio of Investments.

During the six months ended November 30, 2024, the Funds entered into foreign currency exchange contracts to hedge currency risk.

Warrants/Rights: Each Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. The Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the Options Writing/Purchasing section above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit each Fund's ability to exercise the warrants or rights at such times and in such quantities as each Fund would otherwise wish. Warrants and rights generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Warrants/rights held by the Funds at November 30, 2024 are disclosed in the Portfolio of Investments.

During the six months ended November 30, 2024, the Funds held warrants/rights as a result of receiving them from completed deals, and to participate in investment opportunities.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

Swaps: The Funds may enter into swap transactions, such as interest rate, index, equity, total return and credit default swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange ("centrally cleared swaps") or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, a particular security, in a particular foreign currency, or in a "basket" of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the "CCP") and the Fund's counterparty on the swap agreement becomes the CCP.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to a Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually an identified reference rate such as the SOFR (Secured Overnight Financing Rate) or the federal funds rate, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The Funds will typically enter into agreements based on either long or short exposure to underlying equities.

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund). Any net amount accrued but not yet paid to a Fund by the counterparty under a swap agreement (i.e., the Fund's current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Fund.

Semi-Annual Report | November 30, 2024

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

The Fund's maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract.

Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on management's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the "Code"), may limit a Fund's ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") govern over-the-counter financial derivative transactions entered into by a Fund and counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

Swap agreements held by the Funds at November 30, 2024 are disclosed in the Portfolio of Investments.

During the six months ended November 30, 2024, the Funds entered into swap agreements to gain efficient exposure to underlying equities.

Fair Value of Derivative Instruments — Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

posted by the Funds or any counterparty on the Statements of Assets and Liabilities. The fair value of derivative instruments for the Funds as of November 30, 2024, was as follows:

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statements of Assets and Liabilities Location	Fair Value	Liability Derivatives Statements of Assets and Liabilities Location	Fair Value
Arbitrage Fund
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$1,739,077	Unrealized depreciation on forward foreign currency exchange contracts	$1,086,557
Equity Contracts (swap contracts)	Unrealized appreciation on swap contracts	1,450,107	Unrealized depreciation on swap contracts	9,666,055
Equity Contracts (purchased option contracts)	Investments: at fair value of unaffiliated investments	1,179,875		—
		$4,369,059		$10,752,612

Semi-Annual Report | November 30, 2024

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statements of Assets and Liabilities Location	Fair Value	Liability Derivatives Statements of Assets and Liabilities Location	Fair Value
Event-Driven Fund
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$136,804	Unrealized depreciation on forward foreign currency exchange contracts	$103,316
Equity Contracts (swap contracts)	Unrealized appreciation on swap contracts	142,965	Unrealized depreciation on swap contracts	134,285
Equity Contracts (purchased option contracts)	Investments: at fair value of unaffiliated investments	36,695		—
Equity Contracts (written option contracts)		—	Written options, at value	4,680
		$316,464		$242,281
Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statements of Assets and Liabilities Location	Fair Value	Liability Derivatives Statements of Assets and Liabilities Location	Fair Value
Credit Opportunities Fund
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$36,763	Unrealized depreciation on forward foreign currency exchange contracts	$—
Equity Contracts (swap contracts)	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	336,686
Equity Contracts (purchased option contracts)	Investments: at fair value of unaffiliated investments	116,700		—
Equity Contracts (written option contracts)		—	Written options, at value	19,890
		$153,463		$356,576

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

The effect of derivative instruments on the Funds' Statements of Operations for the period ended November 30, 2024, was as follows:

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Arbitrage Fund
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$(989,817)	$451,358
Swap Contracts	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	55,508	(5,277,581)
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Purchased option contracts / Net change in unrealized appreciation (depreciation) on: Purchased option contracts	(1,043,273)	(506,588)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	714,100	(5,478)
		$(1,263,482)	$(5,338,289)

Semi-Annual Report | November 30, 2024

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Event-Driven Fund
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$10,088	$(9,430)
Swap Contracts	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	142,992	155,880
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Purchased option contracts / Net change in unrealized appreciation (depreciation) on: Purchased option contracts	(47,062)	1,997
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	44,342	(1,475)
		$150,360	$146,972

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Credit Opportunities Fund
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$(4,580)	$34,575
Swap Contracts	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	(64,030)	(194,701)
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Purchased option contracts / Net change in unrealized appreciation (depreciation) on: Purchased option contracts	85,292	(116,935)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	7,968	(3,653)
		$24,650	$(280,714)

Volume of derivative instruments held by the Funds during the period ended November 30, 2024, was as follows:

Derivative Type	Unit of Measurement	Monthly Average
Arbitrage Fund
Swap Contracts	Notional Quantity	$235,397,774
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(41,896,942)
Purchased Option Contracts	Contracts	7,232
Written Option Contracts	Contracts	(696)
Derivative Type	Unit of Measurement	Monthly Average
Event-Driven Fund
Swap Contracts	Notional Quantity	$16,705,459
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(2,982,539)
Purchased Option Contracts	Contracts	156
Written Option Contracts	Contracts	(63)

Semi-Annual Report | November 30, 2024

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

Derivative Type	Unit of Measurement	Monthly Average
Credit Opportunities Fund
Swap Contracts	Notional Quantity	$10,853,028
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(1,122,136)
Purchased Option Contracts	Contracts	2,379
Written Option Contracts	Contracts	(43)

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

The Funds held financial instruments such as equity swaps that are subject to enforceable netting arrangements or other similar agreements as of November 30, 2024. All other derivative contracts held by the Funds were not subject to netting agreements.

The following tables present financial instruments held by the Funds that are subject to enforceable netting arrangements or other similar agreements as of November 30, 2024:

Arbitrage Fund

	Gross	Gross Amounts Offset in	Net Amounts Presented in	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Amounts of Recognized Assets	the Statements of Assets and Liabilities	the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Equity Swaps	$1,450,107	$(1,450,107)	$—	$—	$—	$—
Total	$1,450,107	$(1,450,107)	$—	$—	$—	$—
	Gross	Gross Amounts Offset in	Net Amounts Presented in	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Amounts of Recognized Liabilities	the Statements of Assets and Liabilities	the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Equity Swaps	$9,666,055	$(1,450,107)	$8,215,948	$(8,215,948)	$—	$—
Total	$9,666,055	$(1,450,107)	$8,215,948	$(8,215,948)	$—	$—

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

Event-Driven Fund

	Gross	Gross Amounts Offset in	Net Amounts Presented in	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Amounts of Recognized Assets	the Statements of Assets and Liabilities	the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Equity Swaps	$142,965	$(134,285)	$8,680	$(8,680)	$—	$—
Total	$142,965	$(134,285)	$8,680	$(8,680)	$—	$—
	Gross	Gross Amounts Offset in	Net Amounts Presented in	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Amounts of Recognized Assets	the Statements of Assets and Liabilities	the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Equity Swaps	$134,285	$(134,285)	$—	$—	$—	$—
Total	$134,285	$(134,285)	$—	$—	$—	$—

Credit Opportunities Fund

	Gross	Gross Amounts Offset in	Net Amounts Presented in	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Amounts of Recognized Assets	the Statements of Assets and Liabilities	the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Equity Swaps	$336,686	$—	$336,686	$—	$(336,686)	$—
Total	$336,686	$—	$336,686	$—	$(336,686)	$—

Investment Income — Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, net of any non-reclaimable tax withholdings. Payment-in-kind securities have the option at each interest payment date of making interest payments in cash or additional debt securities. Any interest accrued on payment-in-kind securities is recorded as interest income on an accrual basis. Distributions from real estate investment trusts ("REITs") may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes when information is not available.

Dividends and Distributions to Shareholders — Dividends arising from net investment income and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Arbitrage Fund and Event-Driven Fund. Dividends arising from net investment income, if any, are declared daily and paid monthly, and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Credit Opportunities Fund.

Cash — The Funds may invest a portion of their assets in cash or cash items. These cash items and other high-quality debt securities may include money market instruments, such as securities issued by the U.S. Government and its agencies, bankers' acceptances, commercial paper, bank certificates of deposit and investment companies that invest primarily in such instruments. As of November 30, 2024, cash held by the Funds represented cash held at a third-party custodian.

Semi-Annual Report | November 30, 2024

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

Allocation Between Classes — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon the proportionate shares of total net assets of each Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon the proportionate share of total net assets of each Fund.

Federal Income Tax — It is the Funds' policy to continue to comply with the special provisions of Subchapter M of the Code, as amended, applicable to regulated investment companies. As provided therein, in any fiscal year in which a fund so qualifies and distributes at least 90% of its taxable net income, a fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

As of and during the six months ended November 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and, if applicable, penalties for any uncertain tax positions. Interest and penalty expense will be recorded as a component of interest or other tax expense. No interest or penalties were recorded during the six months ended November 30, 2024. The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENT TRANSACTIONS

During the six months ended November 30, 2024, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, U.S. government securities, equity swap contracts, purchased and written option contracts and securities sold short, were as follows:

	Arbitrage Fund	Event-Driven Fund	Credit Opportunities Fund
Purchases	$642,840,851	$54,142,081	$104,620,799
Sales and Maturities	694,440,465	64,055,571	83,028,305

4. LINE OF CREDIT

The Trust, on behalf of the Funds, has entered into an agreement which enables the Funds to participate in a $100,000,000 unsecured uncommitted revolving line of credit (the "Uncommitted Line") with State Street Bank and Trust Company (the "Custodian"). Borrowings under the Uncommitted Line are made solely to temporarily finance the purchase or sale of securities or to finance the redemption of the shares of an investor of the Funds. The Uncommitted Line has an upfront fee of $30,000, is held available on a discretionary demand basis and may be terminated by the Custodian or the Trust at any time for any or no reason. Such fees are included in the custodian bank and service fees on the Statements of Operations. Interest on the Uncommitted Line is charged to the Funds based on their borrowing at a rate equal to the higher of (a) the federal funds rate plus 1.35% and (b) the overnight bank funding rate plus 1.35%. For purposes of calculating the effective interest rate, if the federal funds rate or the overnight bank funding rate shall be less than zero, then such rate shall be deemed to be zero.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

For the six months ended November 30, 2024, the Arbitrage Fund had average borrowings of $15,500,000 over a period of 22 days at a weighted average interest rate of 6.68%. Interest expense on the line of credit for the Arbitrage Fund during the six months ended November 30, 2024 is shown as line of credit interest expense on the Statements of Operations. The Funds had no outstanding borrowings at November 30, 2024.

5. ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Funds' investments are managed by the Adviser according to the terms of Investment Advisory Agreements. Under each of the Investment Advisory Agreements, fees are computed and accrued daily and paid monthly. Under the Investment Advisory Agreement between the Adviser and the Arbitrage Fund, as amended and restated on October 1, 2007, the Arbitrage Fund pays the Adviser an annual fee, of 1.25% on the first $250 million, 1.20% on the next $50 million, 1.15% on the next $50 million, 1.10% on the next $75 million, 1.05% on the next $75 million, and 1.00% on its average daily net assets in excess of $500 million. Effective November 1, 2019, the Event-Driven Fund pays the Adviser an annual fee of 1.10% based on the Event-Driven Fund's average daily net assets. Effective August 6, 2018, the Credit Opportunities Fund pays the Adviser an annual fee of 0.95% on the first $250 million, 0.90% on the next $500 million, and 0.85% on its average daily net assets in excess of $750 million.

Under an Amended and Restated Expense Waiver and Reimbursement Agreement for each of the Funds, the Adviser has contractually agreed to waive its advisory fee and/or reimburse the Funds' other expenses to the extent that total operating expenses (exclusive of taxes, interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities) exceed the annual rate of the Funds' average daily net assets attributable to each share class as shown in the table below. The agreement remains in effect until September 30, 2025, unless terminated earlier by the Board.

	Arbitrage Fund	Event-Driven Fund	Credit Opportunities Fund
Class R	1.69%	1.69%	1.23%
Class I	1.44%	1.44%	0.98%
Class C	2.44%	N/A	N/A
Class A	1.69%	1.69%	1.23%

The Adviser agreed not to charge the Arbitrage Fund an advisory fee on the portion of its assets invested in the Event-Driven Fund. This resulted in $287,504 of advisory fees being waived during the six months ended November 30, 2024.

For the six months ended November 30, 2024, the aggregate net fee paid to the Adviser as a percentage of average net assets for the Arbitrage Fund, Event-Driven Fund and Credit Opportunities Fund was 1.04%, 0.91% and 0.59%, respectively.

The Adviser can recapture, with the exception of the advisory fees waived related to Arbitrage Fund's investment in the Event-Driven Fund, any waived amount from a Fund pursuant to the Amended and Restated Expense Waiver and Reimbursement Agreements if such recapture does not cause the Fund to exceed the expense limitations in effect at the time the amounts were waived, the recapture does not cause the Fund to exceed the current expense limitation, and the recapture is done within three years after the date on which the expense was waived. There were no amounts recaptured during the six months ended November 30, 2024 for the Funds.

Semi-Annual Report | November 30, 2024

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

As of November 30, 2024, the balances of waived expenses that are eligible for potential recapture for each Fund are as follows:

	Expiring May 31, 2025	Expiring May 31, 2026	Expiring May 31, 2027	Total
Event-Driven Fund
Class R	$—	$—	$800	$800
Class I	—	—	19,280	19,280
Class A	—	—	323	323
Credit Opportunities Fund
Class R	$27,491	$27,239	$20,681	$75,411
Class I	360,709	360,425	440,108	1,161,242
Class A	309	241	245	795

Administration Agreement

State Street Bank and Trust Company serves as the Trust's administrator pursuant to an Administration Agreement with the Trust.

Distribution Agreement

ALPS Distributors, Inc. (the "Distributor") serves as the Funds' distributor. The Distributor acts as an agent for the Funds and the distributor of their shares. The Funds have adopted, with respect to their Class R, Class C shares and Class A shares, as applicable, a plan of distribution pursuant to Rule 12b-1 under the 1940 Act which permits each Fund to pay for expenses incurred in the distribution and promotion of the Funds' Class R shares, Class C shares and Class A shares and for services provided to shareholders. The Plan is a "reimbursement" plan. This means that a Fund's Class R shares, Class C shares and Class A shares only pay the 12b-1 fee to the extent that the Adviser, the Distributor or others have incurred expenses in the promotion and distribution of the shares, including but not limited to, the printing of prospectuses and reports used for sales purposes, expenses of preparation of sales literature and related expenses, advertisements, and other distribution-related expenses, as well as any distribution fees paid to securities dealers or others. Under the distribution plan, a Fund may pay compensation to any broker-dealer with whom the Distributor or the Funds has entered into a contract to distribute Class R shares, Class C shares or Class A shares, or to any other qualified financial services firm, for distribution and/or shareholder-related services with respect to shares held or purchased by their respective customers or in connection with the purchase of shares attributable to their efforts. The amount of payments under the Plan in any year shall not exceed 0.25% for Class R shares, 0.75% for Class C shares and 0.25% for Class A shares, respectively, of the average daily net assets allocable to a Fund's Class R shares, Class C shares and Class A shares, respectively. In addition, the Plan permits each Fund to make payments at an annual rate of up to 0.25% of the Fund's Class C shares for expenses incurred in connection with the provision of shareholder support or administrative services for the Fund's Class C shares.

During the six months ended November 30, 2024, the Arbitrage Fund's Class R shares and Class A shares incurred $39,025 and $30,474 in distribution expenses, respectively, and Class C shares incurred $28,571 in distribution and shareholder support expenses, all of which were used to compensate broker-dealers. During the six months ended November 30, 2024, the Event-Driven Fund's Class R shares and Class A shares incurred $3,096 and $1,586 in distribution expenses, respectively, all of which were used to compensate broker-dealers. During the six months ended November 30, 2024, the Credit Opportunities Fund's Class R shares and Class A shares incurred $9,067 and $94 in distribution expenses, respectively, all of which were used to compensate broker-dealers.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

Chief Compliance Officer

The Chief Compliance Officer ("CCO") of the Trust also serves as the CCO of the Adviser. The Trust pays a portion of the CCO's compensation as approved by the Board of Trustees. Information related to the CCO Fees can be found in the Funds' Statements of Operations.

Chief Financial Officer

Foreside Management Services, LLC ("Foreside", d/b/a ACA Group) provides Chief Financial Officer ("CFO") services to the Trust. Foreside is compensated by the Trust under a Fund CFO/Treasurer Agreement.

Transfer Agent and Shareholder Services Agreement

SS&C Global Investor and Distribution Solutions, Inc. ("SS&C GIDS," formerly known as DST Systems, Inc.) is the Funds' transfer agent, and per an agency agreement, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.

6. RELATED PARTIES

The Adviser is a related party of the Funds and certain officers of the Trust are also officers of the Adviser. Fees payable to related parties are disclosed in Note 5 and accrued amounts are disclosed in the Statements of Operations.

7. AFFILIATED ISSUER TRANSACTIONS

A summary of affiliated transactions for the Arbitrage Fund for the six months ended November 30, 2024 follows:

Affiliated Issuer	Beginning Value as of May 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/ (Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of November 30, 2024	Shares as of November 30, 2024	Dividend Income	Capital Gain Distributions
Water Island Event- Driven Fund, Class I	$53,474,188	$—	$10,656,845	$2,138,097	$(594,659)	$44,360,781	3,718,423	$—	$—

At November 30, 2024, Arbitrage Fund, an affiliated fund, owned 64.89% of Event-Driven Fund's shares.

8. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Semi-Annual Report | November 30, 2024

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

9. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	Six Months Ended November 30, 2024 (Unaudited)		Year Ended May 31, 2024
Arbitrage Fund - Class R	Shares	Value	Shares	Value
Proceeds from shares sold	119,687	$1,544,887	283,484	$3,555,982
Shares issued in reinvestment of distributions	—	—	58,539	739,936
Payments for shares redeemed	(562,161)	(7,241,553)	(1,357,571)	(16,994,319)
Net decrease	(442,474)	$(5,696,666)	(1,015,548)	$(12,698,401)
Arbitrage Fund - Class I
Proceeds from shares sold	5,392,092	$72,537,366	15,180,809	$198,164,737
Shares issued in reinvestment of distributions	—	—	1,223,226	16,085,423
Payments for shares redeemed	(7,761,904)	(104,224,493)	(35,227,115)	(458,249,117)
Net decrease	(2,369,812)	$(31,687,127)	(18,823,080)	$(243,998,957)
Arbitrage Fund - Class C
Proceeds from shares sold	5,280	$63,300	14,050	$163,939
Shares issued in reinvestment of distributions	—	—	9,197	106,962
Payments for shares redeemed	(115,938)	(1,360,620)	(225,727)	(2,599,979)
Net decrease	(110,658)	$(1,297,320)	(202,480)	$(2,329,078)
Arbitrage Fund - Class A
Proceeds from shares sold	69,541	$891,714	839,930	$10,501,125
Shares issued in reinvestment of distributions	—	—	24,199	304,913
Payments for shares redeemed	(142,083)	(1,829,098)	(1,261,830)	(15,728,019)
Net decrease	(72,542)	$(937,384)	(397,701)	$(4,921,981)
Event-Driven Fund - Class R
Proceeds from shares sold	3,018	$34,888	70,755	$808,984
Shares issued in reinvestment of distributions	—	—	1,796	20,620
Payments for shares redeemed	(268,456)	(3,143,014)	(49,051)	(557,112)
Net increase/(decrease)	(265,438)	$(3,108,126)	23,500	$272,492
Event-Driven Fund - Class I
Proceeds from shares sold	311,191	$3,692,335	120,366	$1,365,136
Shares issued in reinvestment of distributions	—	—	65,408	760,043
Payments for shares redeemed	(1,247,022)	(14,542,792)	(3,757,845)	(42,899,230)
Net decrease	(935,831)	$(10,850,457)	(3,572,071)	$(40,774,051)

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

	Six Months Ended November 30, 2024 (Unaudited)		Year Ended May 31, 2024
Event-Driven Fund - Class A	Shares	Value	Shares	Value
Proceeds from shares sold	—	$—	5,183	$56,203
Shares issued in reinvestment of distributions	—	—	696	7,976
Payments for shares redeemed	(34,794)	(396,640)	(40,378)	(445,247)
Net decrease	(34,794)	$(396,640)	(34,499)	$(381,068)
Credit Opportunities Fund - Class R
Proceeds from shares sold	107,505	$1,049,934	272,082	$2,636,514
Shares issued in reinvestment of distributions	15,552	152,154	27,730	268,650
Payments for shares redeemed	(86,186)	(843,311)	(296,040)	(2,862,710)
Net increase	36,871	$358,777	3,772	$42,454
Credit Opportunities Fund - Class I
Proceeds from shares sold	1,063,238	$10,344,240	5,117,751	$49,417,803
Shares issued in reinvestment of distributions	227,505	2,215,580	416,781	4,020,344
Payments for shares redeemed	(1,088,089)	(10,589,439)	(2,893,543)	(27,925,826)
Net increase	202,654	$1,970,381	2,640,989	$25,512,321
Credit Opportunities Fund - Class A
Proceeds from shares sold	516	$5,000	—	$—
Shares issued in reinvestment of distributions	160	1,560	333	3,217
Payments for shares redeemed	(1,042)	(10,167)	—	—
Net increase/(decrease)	(366)	$(3,607)	333	$3,217

10. FOREIGN CURRENCY TRANSLATION

Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the basis outlined below:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments. Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on security transactions; and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

Semi-Annual Report | November 30, 2024

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

11. SECURITIES LENDING

To generate additional income, the Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. At the time of the loan, the Funds must receive from the borrower collateral equal in value to 102% of the securities on loan in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities.

Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan, they have the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Fund, the Funds bear the risk of delay in the recovery of portfolio securities and the risk of loss of rights in the collateral.

The Funds may participate in a securities lending program under which the Funds' custodian, State Street Bank and Trust Company (the "Custodian") acting as securities lending agent, is authorized to lend Fund portfolio securities to qualified brokers/dealers and financial institutions that post appropriate collateral. The value of securities loaned will not exceed one-third of the value of the total assets of the Fund making the loan. The Custodian has agreed to indemnify the Fund in case of default of any security borrower.

The securities lending agent monitors to ensure that securities on loan, if any, are fully collateralized and the collateral is equal to or exceeds the securities on loan. Cash collateral is invested in the State Street Institutional U.S. Government Money Market Fund, Premier Class. The Custodian receives a portion of the interest earned on any reinvested collateral. Income received by the Funds in securities lending transactions during the six months ended November 30, 2024, if any, is net of fees retained by the securities lending agent and is reflected as securities lending income in the Statements of Operations. There were no securities loaned during the period ended November 30, 2024.

12. FEDERAL TAX INFORMATION

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is each Fund's intention to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31), plus undistributed amounts from prior years.

The amount of distributions from net investment income and net realized gains, if any, are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and permanent differences are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate in the period that the differences arise.

Permanent differences between the Funds' financial statements and income tax reporting requirements are primarily attributable to gains and losses on certain foreign currency related transactions, short sale related dividend expense, investments in passive foreign investment companies, investments in swaps, premium amortization, net operating losses, ordinary loss netting to reduce short-term capital gains, convertible bonds, non-deductible excise tax activity

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

and partnership basis adjustments. These have no effect on the Funds' net assets or net asset value per share.

Fund	Distributable Earnings (Accumulated Loss)	Paid-in Capital
Arbitrage Fund	$(3,235,222)	$3,235,222
Event-Driven Fund	170	(170)
Credit Opportunities Fund	—	—

The tax character of dividends and distributions declared and paid during the years ended May 31, 2024 and May 31, 2023 was as follows:

Fund	Year Ended	Ordinary Income	Long-Term Capital Gains*	Total Distributions
Arbitrage Fund	5/31/2024	$20,646,330	$—	$20,646,330
	5/31/2023	21,948,812	30,340,622	52,289,434
Event-Driven Fund	5/31/2024	$792,036	$—	$792,036
	5/31/2023	—	—	—
Credit Opportunities Fund	5/31/2024	$6,330,951	$—	$6,330,951
	5/31/2023	5,242,224	—	5,242,224

*  The Funds designate these distributions as long-term capital gains dividends per IRC code section 852(b)(3)(C).

As of May 31, 2024, the components of distributable earnings on a tax basis were as follows:

	Arbitrage Fund	Event-Driven Fund	Credit Opportunities Fund
Undistributed ordinary income	$10,668,198	$121,332	$201,932
Accumulated capital gains/losses	—	—	—
Unrealized appreciation/(depreciation)	(20,617,788)	(2,278,286)	(2,683,992)
Capital loss carryover and late year ordinary loss deferrals	—	(33,171,553)	(3,611,195)
Total distributable earnings (accumulated loss)	$(9,949,590)	$(35,328,507)	$(6,093,255)

As of November 30, 2024, the cost and aggregate gross unrealized appreciation/(depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation (Depreciation)	Aggregate Cost of Investments for Income Tax Purposes
Arbitrage Fund	$37,125,349	$(33,304,355)	$3,820,994	$875,297,320
Event-Driven Fund	1,401,713	(2,762,260)	(1,360,547)	65,825,413
Credit Opportunities Fund	2,740,275	(4,493,890)	(1,753,615)	134,309,243

The differences between book-basis and tax-basis net unrealized appreciation/(depreciation) for the Funds are attributable to dividends related to non-real estate investment trust adjustments, passive foreign investment companies, wash sales, straddle loss deferrals, premium amortization,

Semi-Annual Report | November 30, 2024

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

constructive gains and constructive sales adjustments, partnership basis adjustments and forward contracts mark to market.

Capital Losses

As of May 31, 2024, the Event-Driven Fund had $24,485,194 of short term and $8,686,359 of long term capital loss carryforwards and the Credit Opportunities Fund had $3,611,195 of long term capital loss carryforwards which may reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

The Event-Driven Fund and Credit Opportunities Fund utilized $2,958,008 and $158,334 of capital loss carryforwards during the year ended May 31, 2024 respectively.

13. CHANGE IN ACCOUNTANT

On November 19, 2024, the Board, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Funds for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP ("EY") ceased to serve as the Funds' independent registered public accounting firm. During the Funds' fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

14. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statements disclosure.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds  Other Information

November 30, 2024 (Unaudited)

Changes in and Disagreements with Accountants for Open-end Management Investment Companies (Item 8 of Form N-CSR)

(a)  Previous independent registered public accounting firm: At a meeting held on November 19, 2024, the Funds' Board of Trustees (the "Board"), upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. ("Cohen") as the independent registered public accounting firm for the Funds for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP ("EY"), the independent registered public accounting firm for the Funds' fiscal year ended May 31, 2024, ceased to serve as the Fund's independent registered public accounting firm. EY's audit reports on the Funds' financial statements as of and for the fiscal years ended May 31, 2024 and 2023 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds' fiscal years ended May 31, 2024 and 2023, and the subsequent interim period through November 25, 2024, there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements if not resolved to the satisfaction of EY would have caused them to make reference in connection with their opinion to the subject matter of the disagreement. During the Funds' fiscal years ended May 31, 2024 and 2023 and the subsequent interim period through November 25, 2024, there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

(b)  New independent registered public accounting firm: On November 19, 2024, the Board, upon recommendation from the Audit Committee, engaged Cohen as the new independent registered public accounting firm for the Funds for the fiscal year ending May 31, 2025. During the Funds' fiscal years ended May 31, 2024 and May 31, 2023, and the subsequent interim period through November 25, 2024, the Funds have not consulted with Cohen regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds' financial statements; or any matter that was either: (i) the subject of a "disagreement," as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) a "reportable event," as defined in Item 304(a)(1)(v) of Regulation S-K.

Proxy Disclosures for Open-end Management Investment Companies (Item 9 of Form N-CSR)

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-end Management Investment Companies (Item 10 of Form N-CSR)

Remuneration Paid to Directors, Officers, and Others of Open-end Investment Companies is included as part of the Financial Statements under the heading "Statement of Operations".

Statement Regarding the Basis for the Board's Approval of Investment Advisory Contract (Item 11 of Form N-CSR)

Not applicable to semi-annual report.

Semi-Annual Report | November 30, 2024

Arbitrage Fund

Water Island Event-Driven Fund

Water Island Credit Opportunities Fund

800-295-4485

www.arbitragefunds.com

Adviser

Water Island Capital, LLC

41 Madison Avenue, 42nd Floor

New York, NY 10010

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Transfer Agent

SS&C GIDS

1055 Broadway

Kansas City, MO 64105

Custodian

State Street Bank and
Trust Company

One Congress Building,

One Congress Street, Suite 1

Boston, MA 02114-2016

This material must be preceded or accompanied by a prospectus. Please read it carefully before investing.

Item 8.    Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See disclosure under the heading “Other Information” under Item 7(a).

Item 9.    Proxy Disclosures for Open-End Management Investment Companies.

See disclosure under the heading “Other Information” under Item 7(a).

Item 10.    Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See disclosure under the heading “Statements of Operations” under Item 7(a).

Item 11.    Statement Regarding Basis for Approval of Investment Advisory Contract.

See disclosure under the heading “Other Information” under Item 7(a).

Item 12.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 15.    Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16.    Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this registrant.

Item 18.    Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.    Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are attached hereto as exhibit Ex-99.CERT.

(a)(4)	Not applicable.

(a)(5)	There was a change in the Registrant’s independent public accountant (Exhibit attached).

(b)	The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ARBITRAGE FUNDS

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	January 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	January 29, 2025

By:	/s/ Monique Labbe
Monique Labbe
Chief Financial Officer (Principal Financial Officer)

Date:	January 29, 2025